UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09871

CULLEN FUNDS TRUST

(exact name of registrant as specified in charter)

645 Fifth Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

registrant’s telephone number, including area code: 212-644-1800

Date of fiscal year end: June 30

Date of reporting period: July 1, 2019 – June 30, 2020

Item 1.	Report to Shareholders.

ANNUAL REPORT

JUNE 30, 2020

International High Dividend | High Dividend Equity | Small Cap Value

Value | Emerging Markets High Dividend | Enhanced Equity Income

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.cullenfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.cullenunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-877-485-8586 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

Cullen Funds Trust	Shareholder Letter
June 30, 2020 (Unaudited)

August 28, 2020

Retail Class Performance for the twelve months ended June 30, 2020 for the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), Cullen Small Cap Value Fund (“Small Cap Fund”), Cullen Value Fund (“Value Fund”), Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”), and Cullen Enhanced Equity Income Fund (“Enhanced Equity Income Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance
Cullen High Dividend Equity Fund	-11.27%
S&P 500 Index	7.51%
Cullen International High Dividend Fund	-4.99%
MSCI EAFE Index	-4.73%
Cullen Small Cap Value Fund	-14.79%
Russell 2500 Value Index	-15.50%
Cullen Value Fund	-5.38%
S&P 500 Index	7.51%
Cullen Emerging Markets High Dividend Fund	-9.47%
MSCI Emerging Markets Index	-3.39%
Cullen Enhanced Equity Income Fund	-6.08%
CBOE S&P 500 BuyWrite Index	-10.94%

Please refer to the financial highlights for each Fund’s respective share class’ performance on pages 48-55 of this annual report. Past performance is no guarantee of future results.

Portfolio Review - High Dividend Fund

The High Dividend Fund’s performance versus the S&P 500 Index during the period was primarily due to the Fund’s stock selection in Information Technology and Consumer Staples as well as an underweight allocation to Information Technology and an overweight allocation to Energy. Stock selection within Utilities and Energy partially offset relative performance.

Portfolio Review - International High Dividend Fund

The International High Dividend Fund’s performance versus the MSCI EAFE Index during the period was primarily due to the Fund’s stock selection in Health Care and Communication Services as well as an underweight allocation to Information Technology. Partially offsetting relative performance during the period was the Fund’s stock selection within Financials and Materials.

Portfolio Review - Small Cap Fund

The Small Cap Fund’s performance versus the Russell 2500 Value Index during the period was primarily due to stock selection within Consumer Discretionary and Information Technology as well as the Fund’s overweight exposure to Information Technology. Partially offsetting relative performance was the Fund’s stock selection in Financials and Materials.

Portfolio Review - Value Fund

The Value Fund’s performance versus the S&P 500 Index during the period was primarily due to an underweight allocation and stock selection in Information Technology as well as an underweight allocation to Information Technology. The Fund’s stock selection in Materials and Energy partially offset relative performance.

Portfolio Review - Emerging Markets High Dividend Fund

The Emerging Markets High Dividend Fund’s performance versus the MSCI Emerging Markets Index during the period was primarily due to stock selection in the Consumer Staples and Communication Services sectors as well as an underweight allocation to Communication Services. Partially offsetting relative performance was stock selection in Information Technology and Materials.

Portfolio Review - Enhanced Equity Income Fund

The Enhanced Equity Income Fund’s performance versus the CBOE S&P 500 BuyWrite Index during the period was primarily due to the Fund’s stock selection in Information Technology and Health Care as well as underweight exposure to Information Technology and overweight exposure to Energy. Stock selection within Energy and an underweight exposure to Industrials slightly offset relative performance. The Fund’s use of covered call options1 contributed premiums of approximately 3.6% of average net assets during the period.

Annual Report | June 30, 2020	1

Cullen Funds Trust	Shareholder Letter
June 30, 2020 (Unaudited)

Outlook

Starting this year, we thought the most important factor for the market was that it is an election year for a sitting president looking to get reelected and the economy would be the main focus. Meanwhile, out of the blue has come Covid-19, which has changed the dynamics and raised questions about the economy and the election.

The equity market rally that began off the March 23rd market lows is one of the strongest in history with the S&P 500 up 38.57% through the second quarter. While the unfolding Covid-19 pandemic and resulting global economic shut-downs triggered the fastest bear market on record, unprecedented monetary and fiscal stimulus eventually helped to stabilize capital markets. V-shaped improvements in some economic data in addition to record liquidity injections have fueled markets higher. Economic data that have bounced back to prior levels have benefitted from an uplift from rising off of significant lows. Historically, market recoveries have been led by Value; in all of the past fourteen recessions, Value has outperformed the S&P 500 coming out of each downturn (Bank of America/Merrill Lynch, Covid-19 and the Economy, June 2020). And in this recovery, Energy has been the best performing sector, up 61%, from the March 23rd low through the end of Q2.

While equities can continue to grind higher, risks are now building to the overall market and the most popular stocks in broad indices. World economies face steep uphill battles in their attempt to return to pre-Covid levels as the virus has yet to burn out and there is no certainty around the timeline and effectiveness of vaccines and treatments. The US Presidential Election poses a risk if a Democratic agenda takes hold, likely resulting in higher taxes and increased regulation. In addition, the market has become increasingly concentrated in expensive Technology stocks. Concentration within the S&P 500 with the Top 5 stocks (Microsoft, Apple, Amazon, Google, and Facebook), all technology stocks, is now at near record levels – those stocks now comprise 22% of the index, a level not seen since the 1970’s. Meanwhile, these five stocks account for 7% of S&P 500 revenues and 12% of S&P 500 earnings (Morgan Stanley, 6/30/2020.)

Although Investors often believe current trends will persist – currently, that momentum and Growth could continue to outperform for the foreseeable future. However, history has proven that the largest stocks – either due to sheer size, valuation or other factors – eventually underperform as price to value revert to normalcy. Additionally, history shows that the damage and uncertainty associated with surprising events such as this current pandemic tends to be pretty much forgotten by the market a year later.

At the end of the day, a lot of what we’ve just talked about are irrelevant from our perspective as long term investors. What we believe is relevant is investing with a price discipline and with at least a five-year time horizon in mind. History shows that such an approach makes others factors in stock selection largely momentary. We believe it is an additionally good time to remind of the importance of a safety net, and history shows that an investment strategy that combines a low price/earnings price discipline2, high dividend yield3, and dividend growth4 are factors that help when the market turns down.

Sincerely,

James P. Cullen

Chairman and Chief Executive Officer

[1]	Covered call option is an options strategy whereby an investor holds a long position in an asset and writes (sells) call options on that same asset in an attempt to generate increased income from the asset.

[2]	The Price-to-Earnings Ratio, or Price/Earnings, is a ratio that measures current share price relative to earnings per share.

[3]	A dividend yield is a financial ratio that indicates how much a company pays out in dividends each year relative to its share price.

[4]	Dividend growth is the annualized percentage rate of growth that a particular stock’s dividend undergoes over a period of time.

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

2	www.cullenfunds.com

Cullen Funds Trust	Shareholder Letter
June 30, 2020 (Unaudited)

The Cullen High Dividend Equity Fund, Cullen International High Dividend Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund, and Cullen Enhanced Equity Income Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is capital appreciation.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2500 Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The CBOE S&P 500 BuyWrite Index is an unmanaged index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index, which itself is also unmanaged index commonly used to measure performance of U.S. stocks. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen Funds are distributed by ALPS Distributors, Inc. (08/20)

Annual Report | June 30, 2020	3

Cullen International High Dividend Fund – Retail Class	Fund Performance
June 30, 2020 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2020

				Annualized Since
	1 Year	5 Year	10 Year	Inception (12/15/05)
Cullen International High Dividend Fund – Retail Class	-4.99%	-0.22%	3.61%	2.28%
MSCI EAFE Index	-4.73%	2.54%	6.22%	3.78%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

4	www.cullenfunds.com

Cullen International High Dividend Fund – Class C	Fund Performance
June 30, 2020 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2020

				Annualized Since
	1 Year	5 Year	10 Year	Inception (12/15/05)
Cullen International High Dividend Fund – Class C	-5.71%	-0.94%	2.86%	1.55%
MSCI EAFE Index	-4.73%	2.54%	6.22%	3.78%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2020	5

Cullen International High Dividend Fund – Class I	Fund Performance
June 30, 2020 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2020

				Annualized Since
	1 Year	5 Year	10 Year	Inception (12/15/05)
Cullen International High Dividend Fund – Class I	-4.81%	0.05%	3.89%	2.56%
MSCI EAFE Index	-4.73%	2.54%	6.22%	3.78%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $1,000,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

6	www.cullenfunds.com

Cullen International High Dividend Fund – Class R1	Fund Performance
June 30, 2020 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2020

				Annualized Since
	1 Year	5 Year	10 Year	Inception (3/3/10)
Cullen International High Dividend Fund – Class R1	-5.55%	-0.69%	3.24%	2.25%
MSCI EAFE Index	-4.73%	2.54%	6.22%	4.85%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 3/3/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2020	7

Cullen International High Dividend Fund – Class R2	Fund Performance
June 30, 2020 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2020

				Annualized Since
	1 Year	5 Year	10 Year	Inception (3/4/10)
Cullen International High Dividend Fund – Class R2	-5.24%	-0.40%	3.39%	2.52%
MSCI EAFE Index	-4.73%	2.54%	6.22%	4.91%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 3/4/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

8	www.cullenfunds.com

Cullen High Dividend Equity Fund – Retail Class	Fund Performance
June 30, 2020 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2020

	1 Year	5 Year	10 Year	Annualized Since Inception (8/1/03)
Cullen High Dividend Equity Fund – Retail Class	-11.27%	4.72%	9.01%	6.88%
S&P 500® Index	7.51%	10.73%	13.99%	9.26%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 8/1/03 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2020	9

Cullen High Dividend Equity Fund – Class C	Fund Performance
June 30, 2020 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2020

				Annualized Since
	1 Year	5 Year	10 Year	Inception (10/7/04)
Cullen High Dividend Equity Fund – Class C	-11.94%	3.95%	8.19%	5.38%
S&P 500® Index	7.51%	10.73%	13.99%	8.86%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 10/7/04 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

10	www.cullenfunds.com

Cullen High Dividend Equity Fund – Class I	Fund Performance
June 30, 2020 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2020

				Annualized Since
	1 Year	5 Year	10 Year	Inception (10/7/04)
Cullen High Dividend Equity Fund – Class I	-11.10%	5.00%	9.28%	6.43%
S&P 500® Index	7.51%	10.73%	13.99%	8.86%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $1,000,000 made on 10/7/04 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2020	11

Cullen High Dividend Equity Fund – Class R1	Fund Performance
June 30, 2020 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2020

				Annualized Since
	1 Year	5 Year	10 Year	Inception (3/3/10)
Cullen High Dividend Equity Fund – Class R1	-11.72%	4.20%	8.40%	7.62%
S&P 500® Index	7.51%	10.73%	13.99%	12.69%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 3/3/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

12	www.cullenfunds.com

Cullen High Dividend Equity Fund – Class R2	Fund Performance
June 30, 2020 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2020

				Annualized Since
	1 Year	5 Year	10 Year	Inception (3/4/10)
Cullen High Dividend Equity Fund – Class R2	-11.53%	4.46%	8.70%	7.94%
S&P 500® Index	7.51%	10.73%	13.99%	12.65%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 3/4/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2020	13

Cullen Small Cap Value Fund – Retail Class	Fund Performance
June 30, 2020 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2020

				Annualized Since
	1 Year	5 Year	10 Year	Inception (10/1/09)
Cullen Small Cap Value Fund – Retail Class	-14.79%	-1.96%	4.11%	4.42%
Russell 2000 Value Index TR	-17.48%	1.26%	7.82%	10.28%
Russell 2500™ Value Index	-15.50%	1.85%	8.81%	8.82%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2000 Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index, which measures performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization.

The Russell 2500™ Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

14	www.cullenfunds.com

Cullen Small Cap Value Fund – Class C	Fund Performance
June 30, 2020 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2020

				Annualized Since
	1 Year	5 Year	10 Year	Inception (10/1/09)
Cullen Small Cap Value Fund – Class C	-15.32%	-2.68%	3.36%	3.66%
Russell 2500™ Value Index	-15.50%	1.85%	8.81%	8.82%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500™ Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2020	15

Cullen Small Cap Value Fund – Class I	Fund Performance
June 30, 2020 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2020

				Annualized Since
	1 Year	5 Year	10 Year	Inception (10/1/09)
Cullen Small Cap Value Fund – Class I	-14.49%	-1.71%	4.36%	4.67%
Russell 2500™ Value Index	-15.50%	1.85%	8.81%	8.82%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500™ Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $1,000,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

16	www.cullenfunds.com

Cullen Value Fund – Retail Class	Fund Performance
June 30, 2020 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2020

	1 Year	5 Year	Annualized Since Inception (9/1/12)
Cullen Value Fund – Retail Class	-5.38%	5.80%	8.65%
S&P 500® Index	7.51%	10.73%	12.93%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2020	17

Cullen Value Fund – Class C	Fund Performance
June 30, 2020 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2020

	1 Year	5 Year	Annualized Since Inception (9/1/12)
Cullen Value Fund – Class C	-6.11%	5.02%	7.84%
S&P 500® Index	7.51%	10.73%	12.93%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

18	www.cullenfunds.com

Cullen Value Fund – Class I	Fund Performance
June 30, 2020 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2020

	1 Year	5 Year	Annualized Since Inception (9/1/12)
Cullen Value Fund – Class I	-5.12%	6.07%	8.92%
S&P 500® Index	7.51%	10.73%	12.93%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $1,000,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2020	19

Cullen Emerging Markets High Dividend Fund – Retail Class	Fund Performance
June 30, 2020 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2020

	1 Year	5 Year	Annualized Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Fund – Retail Class	-9.47%	-0.19%	1.71%
MSCI Emerging Markets Index	-3.39%	2.86%	3.04%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

20	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund – Class C	Fund Performance
June 30, 2020 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2020

	1 Year	5 Year	Annualized Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Fund – Class C	-10.20%	-0.95%	0.94%
MSCI Emerging Markets Index	-3.39%	2.86%	3.04%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2020	21

Cullen Emerging Markets High Dividend Fund – Class I	Fund Performance
June 30, 2020 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2020

	1 Year	5 Year	Annualized Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Fund – Class I	-9.26%	0.08%	1.99%
MSCI Emerging Markets Index	-3.39%	2.86%	3.04%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $1,000,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

22	www.cullenfunds.com

Cullen Enhanced Equity Income Fund – Retail Class	Fund Performance
June 30, 2020 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2020

	1 Year	Total Since Inception (12/15/15)
Cullen Enhanced Equity Income Fund – Retail Class	-6.08%	4.06%
CBOE S&P 500 BuyWrite	-10.94%	2.78%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

This chart assumes an initial gross investment of $10,000 made on 12/15/15 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2020	23

Cullen Enhanced Equity Income Fund – Class C	Fund Performance
June 30, 2020 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2020

	1 Year	Total Since Inception (12/15/15)
Cullen Enhanced Equity Income Fund – Class C	-6.72%	3.30%
CBOE S&P 500 BuyWrite	-10.94%	2.78%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

This chart assumes an initial gross investment of $10,000 made on 12/15/15 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

24	www.cullenfunds.com

Cullen Enhanced Equity Income Fund – Class I	Fund Performance
June 30, 2020 (Unaudited)

Growth of $1,000,000 Investment

Average Annual Total Return as of June 30, 2020

	1 Year	Total Since Inception (12/15/15)
Cullen Enhanced Equity Income Fund – Class I	-5.92%	4.32%
CBOE S&P 500 BuyWrite	-10.94%	2.78%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

This chart assumes an initial gross investment of $1,000,000 made on 12/15/15 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2020	25

Cullen Funds Trust	Disclosure of Fund Expenses
June 30, 2020 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, -including management fees; service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a 2% redemption fee if you redeem or exchange shares of the Funds within seven (7) days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	January 1, 2020 to
	Ratio(a)	January 1, 2020	June 30, 2020	June 30, 2020(b)
Cullen International High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$879.20	$5.84
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.65	$6.27

Class C
Actual	2.00%	$1,000.00	$875.90	$9.33
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.92	$10.02

Class I
Actual	1.00%	$1,000.00	$880.30	$4.68
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.89	$5.02

Class R1
Actual	1.75%	$1,000.00	$876.90	$8.17
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.16	$8.77

Class R2
Actual	1.50%	$1,000.00	$877.80	$7.00
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.40	$7.52

26	www.cullenfunds.com

Cullen Funds Trust	Disclosure of Fund Expenses
June 30, 2020 (Unaudited)

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	January 1, 2020 to
	Ratio(a)	January 1, 2020	June 30, 2020	June 30, 2020(b)
Cullen High Dividend Equity Fund
Retail
Actual	1.00%	$1,000.00	$830.60	$4.55
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.89	$5.02

Class C
Actual	1.75%	$1,000.00	$827.40	$7.95
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.16	$8.77

Class I
Actual	0.75%	$1,000.00	$831.60	$3.42
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.13	$3.77

Class R1
Actual	1.50%	$1,000.00	$828.70	$6.82
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.40	$7.52

Class R2
Actual	1.25%	$1,000.00	$829.20	$5.69
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.65	$6.27

Cullen Small Cap Value Fund
Retail
Actual	1.25%	$1,000.00	$791.90	$5.57
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.65	$6.27

Class C
Actual	2.00%	$1,000.00	$789.70	$8.90
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.92	$10.02

Class I
Actual	1.00%	$1,000.00	$793.40	$4.46
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.89	$5.02

Cullen Value Fund
Retail
Actual	1.00%	$1,000.00	$868.90	$4.65
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.89	$5.02

Class C
Actual	1.75%	$1,000.00	$865.80	$8.12
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.16	$8.77

Class I
Actual	0.75%	$1,000.00	$869.90	$3.49
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.13	$3.77

Annual Report | June 30, 2020	27

Cullen Funds Trust	Disclosure of Fund Expenses
June 30, 2020 (Unaudited)

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	January 1, 2020 to
	Ratio(a)	January 1, 2020	June 30, 2020	June 30, 2020(b)
Cullen Emerging Markets High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$844.20	$5.73
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.65	$6.27

Class C
Actual	2.00%	$1,000.00	$841.40	$9.16
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,014.92	$10.02

Class I
Actual	1.00%	$1,000.00	$845.50	$4.59
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.89	$5.02

Cullen Enhanced Equity Income Fund
Retail
Actual	1.00%	$1,000.00	$877.00	$4.67
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,019.89	$5.02

Class C
Actual	1.75%	$1,000.00	$873.50	$8.15
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.16	$8.77

Class I
Actual	0.75%	$1,000.00	$877.70	$3.50
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.13	$3.77

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses. Such figures do not reflect acquired fund fees and expenses.
(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 366. Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

28	www.cullenfunds.com

Cullen International High Dividend Fund	Schedule of Investments
June 30, 2020

		Value
	Shares	(Note 2)
COMMON STOCKS - 90.54%
Australia - 3.21%
Sonic Healthcare, Ltd.	218,420	$4,612,319

Canada - 5.03%
BCE, Inc.	90,475	3,779,141
Manulife Financial Corp.	253,288	3,449,782
		7,228,923

Finland - 1.93%
UPM-Kymmene Oyj	95,550	2,767,564

France - 10.11%
BNP Paribas SA(a)	93,510	3,736,082
Cie Generale des Etablissements Michelin SCA	20,900	2,178,461
Sanofi	46,515	4,743,795
TOTAL SA - Sponsored ADR	100,440	3,862,922
		14,521,260

Germany - 10.02%
Allianz SE	15,035	3,072,274
Deutsche Telekom AG	261,450	4,386,911
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,265	3,193,730
Siemens AG	31,625	3,729,747
		14,382,662

Hong Kong - 0.02%
BOC Hong Kong Holdings, Ltd.	6,915	22,141

Ireland - 2.89%
Smurfit Kappa Group PLC	123,650	4,155,329

Italy - 3.01%
Enel SpA	500,200	4,325,932

Japan - 8.85%
Nippon Telegraph & Telephone Corp.	198,060	4,614,689
Softbank Corp.	309,145	3,940,435
Toyota Motor Corp.	66,100	4,156,638
		12,711,762

Netherlands - 3.38%
NN Group NV	41,915	1,408,663
Unilever NV	64,530	3,437,513
		4,846,176
Norway - 0.07%
Orkla ASA	12,155	106,716

Russia - 1.34%
MMC Norilsk Nickel PJSC - ADR	73,100	1,924,723

		Value
	Shares	(Note 2)
Singapore - 7.02%
Ascendas Real Estate Investment Trust	1,862,778	$4,273,981
Singapore Telecommunications, Ltd.	1,199,355	2,133,530
United Overseas Bank, Ltd.	251,000	3,667,579
		10,075,090

Spain - 3.45%
Iberdrola SA	424,720	4,958,449

Sweden - 0.21%
Investor AB, Class B	5,620	298,129

Switzerland - 17.91%
ABB, Ltd. - Sponsored ADR	139,860	3,155,242
Nestle SA	42,085	4,665,990
Novartis AG - Sponsored ADR	53,900	4,707,626
Roche Holding AG	14,160	4,905,725
UBS Group AG	340,990	3,938,115
Zurich Insurance Group AG	12,240	4,337,006
		25,709,704

Taiwan - 1.89%
ASE Technology Holding Co., Ltd.	1,178,600	2,714,324

United Kingdom - 9.54%
BAE Systems PLC	350,650	2,096,691
British American Tobacco PLC - Sponsored ADR	89,800	3,486,036
Britvic PLC	202,900	1,932,205
Diageo PLC	23,300	774,428
GlaxoSmithKline PLC	212,085	4,284,037
Imperial Brands PLC	39,475	751,469
Smiths Group PLC	21,450	374,986
		13,699,852

United States - 0.66%
Las Vegas Sands Corp.	20,825	948,371

TOTAL COMMON STOCKS (Cost $105,131,466)		130,009,426

PREFERRED STOCK - 3.89%
Brazil - 0.91%
Telefonica Brasil SA	146,030	1,298,886

South Korea - 2.98%
Samsung Electronics Co., Ltd.	110,000	4,284,973

TOTAL PREFERRED STOCK (Cost $5,610,815)		5,583,859

See Notes to Financial Statements.
Annual Report | June 30, 2020	29

Cullen International High Dividend Fund	Schedule of Investments
June 30, 2020

Value
(Note 2)
TOTAL INVESTMENTS 94.43% (Cost $110,742,281)	$135,593,285

Other Assets In Excess Of Liabilities 5.57%	7,989,975

NET ASSETS 100.00%	$143,583,260

(a) Non-Income Producing Security.
ADR	- American Depositary Receipt

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	18.88%	$27,123,501
Health Care	16.19	23,253,502
Communication Services	13.13	18,854,706
Consumer Staples	10.56	15,154,357
Industrials	6.52	9,356,666
Utilities	6.46	9,284,381
Materials	6.16	8,847,616
Consumer Discretionary	5.08	7,283,470
Real Estate	2.98	4,273,981
Energy	2.69	3,862,922
Information Technology	1.89	2,714,324
TOTAL COMMON STOCKS	90.54	130,009,426

PREFERRED STOCK
Information Technology	2.98	4,284,973
Communication Services	0.91	1,298,886
TOTAL PREFERRED STOCK	3.89	5,583,859

TOTAL INVESTMENTS	94.43%	$135,593,285
Other Assets In Excess Of Liabilities	5.57	7,989,975
TOTAL NET ASSETS	100.00%	$143,583,260

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
30	www.cullenfunds.com

Cullen High Dividend Equity Fund	Schedule of Investments
June 30, 2020

		Value
	Shares	(Note 2)
COMMON STOCKS - 88.53%
Aerospace & Defense - 3.02%
Raytheon Technologies Corp.	526,497	$32,442,745

Chemicals - 1.86%
Dow, Inc.	490,730	20,002,155

Communications Equipment - 3.44%
Cisco Systems, Inc.	745,185	34,755,428
Corning, Inc.	86,405	2,237,890
		36,993,318

Distillers & Vintners - 1.94%
Diageo PLC - Sponsored ADR	155,400	20,884,206

Distributors - 2.99%
Genuine Parts Co.	370,435	32,213,028

Diversified Banks - 5.62%
Bank of America Corp.	72,053	1,711,259
JPMorgan Chase & Co.	428,300	40,285,898
PNC Financial Services Group, Inc.	175,000	18,411,750
		60,408,907

Electric Utilities - 4.85%
Duke Energy Corp.	178,400	14,252,376
NextEra Energy, Inc.	158,096	37,969,916
		52,222,292

Health Care Equipment - 1.24%
Medtronic PLC	145,316	13,325,477

Household Products - 5.93%
Kimberly-Clark Corp.	229,603	32,454,384
Unilever NV	589,141	31,383,541
		63,837,925

Industrial Conglomerates - 2.17%
3M Co.	149,760	23,361,062

Integrated Oil & Gas - 4.14%
Chevron Corp.	372,245	33,215,422
ConocoPhillips	269,361	11,318,549
		44,533,971

Integrated Telecommunication Services - 5.76%
AT&T, Inc.	1,069,700	32,337,031
BCE, Inc.	708,380	29,589,033
		61,926,064
Investment Banking & Brokerage - 2.64%
Morgan Stanley	587,300	28,366,590

		Value
	Shares	(Note 2)
Miscellaneous Manufacturing - 2.58%
Siemens AG - Sponsored ADR	470,267	$27,741,050

Pharmaceuticals - 16.21%
CVS Health Corp.	255,460	16,597,236
Eli Lilly and Co.	135,655	22,271,838
Johnson & Johnson	274,345	38,581,137
Merck & Co., Inc.	380,853	29,451,362
Novartis AG - Sponsored ADR	414,423	36,195,705
Pfizer, Inc.	957,128	31,298,086
		174,395,364

Property & Casualty Insurance - 3.84%
Chubb, Ltd.	215,250	27,254,955
Travelers Cos., Inc.	123,627	14,099,659
		41,354,614

Retail - 5.33%
Lowe’s Cos., Inc.	159,286	21,522,724
Target Corp.	298,235	35,767,324
		57,290,048

Semiconductors - 3.65%
Intel Corp.	656,585	39,283,481

Specialized REITs - 4.11%
Healthpeak Properties, Inc.	781,570	21,540,069
Welltower, Inc.	437,175	22,623,806
		44,163,875

Systems Software - 2.39%
Microsoft Corp.	126,530	25,750,120

Tobacco - 4.82%
Altria Group, Inc.	456,100	17,901,925
Philip Morris International, Inc.	483,930	33,904,136
		51,806,061

TOTAL COMMON STOCKS (Cost $579,534,702)		952,302,353

EXCHANGE-TRADED FUNDS - 9.86%
Energy Select Sector SPDR® Fund	496,000	18,773,600
Financial Select Sector SPDR® Fund	1,872,000	43,318,080
Industrial Select Sector SPDR® Fund	640,000	43,968,000
		106,059,680

TOTAL EXCHANGE-TRADED FUNDS (Cost $105,070,395)		106,059,680

See Notes to Financial Statements.
Annual Report | June 30, 2020	31

Cullen High Dividend Equity Fund	Schedule of Investments
June 30, 2020

Value
(Note 2)
TOTAL INVESTMENTS 98.39% (Cost $684,605,097)	$1,058,362,033

Other Assets In Excess Of Liabilities 1.61%	17,334,406

NET ASSETS 100.00%	$1,075,696,439

ADR	-	American Depositary Receipt

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Health Care	17.45%	$187,720,841
Consumer Staples	12.69	136,528,192
Financials	12.10	130,130,111
Information Technology	9.48	102,026,919
Consumer Discretionary	8.32	89,503,076
Industrials	7.77	83,544,857
Communication Services	5.76	61,926,064
Utilities	4.85	52,222,292
Energy	4.14	44,533,971
Real Estate	4.11	44,163,875
Materials	1.86	20,002,155
TOTAL COMMON STOCKS	88.53	952,302,353

EXCHANGE-TRADED FUNDS
Industrials	4.09	43,968,000
Financials	4.03	43,318,080
Energy	1.74	18,773,600
TOTAL EXCHANGE-TRADED FUNDS	9.86	106,059,680

TOTAL INVESTMENTS	98.39%	$1,058,362,033
Other Assets In Excess Of Liabilities	1.61	17,334,406
TOTAL NET ASSETS	100.00%	$1,075,696,439

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
32	www.cullenfunds.com

Cullen Small Cap Value Fund	Schedule of Investments
June 30, 2020

		Value
	Shares	(Note 2)
COMMON STOCKS - 100.00%
Aerospace & Defense - 8.31%
AAR Corp.	8,320	$171,974
Spirit AeroSystems Holdings, Inc., Class A	7,515	179,909
		351,883

Airlines - 0.56%
Copa Holdings SA, Class A	465	23,510

Apparel - 3.04%
Columbia Sportswear Co.	1,600	128,928

Auto Parts & Equipment - 2.56%
Cooper Tire & Rubber Co.	3,935	108,645

Banks - 16.13%
Ameris Bancorp	6,921	163,266
Enterprise Financial Services Corp.	2,911	90,590
Great Western Bancorp, Inc.	14,595	200,827
South State Corp.	2,381	113,479
Spirit of Texas Bancshares, Inc.(a)	9,361	115,234
		683,396

Beverages - 2.60%
Coca-Cola Consolidated, Inc.	480	110,011

Building Materials - 3.46%
PGT Innovations, Inc.(a)	9,355	146,686

Chemicals - 3.07%
Cabot Corp.	560	20,748
Huntsman Corp.	6,090	109,437
		130,185

Computers - 3.35%
Sykes Enterprises, Inc.(a)	5,125	141,758

Construction & Engineering - 4.11%
Quanta Services, Inc.	4,435	173,985

Diversified Finan Serv - 6.74%
Air Lease Corp.	2,410	70,589
Lazard, Ltd., Class A	3,270	93,620
Premier Financial Corp.	6,877	121,517
		285,726

Electrical Components & Equipment - 2.96%
Encore Wire Corp.	2,570	125,467

Electronics - 6.42%
Comtech Telecommunications Corp.	10,875	183,679

		Value
	Shares	(Note 2)
Electronics (continued)
Sanmina Corp.(a)	3,534	$88,491
		272,170

Forest Products & Paper - 1.08%
Domtar Corp.	2,170	45,809

Healthcare-Services - 3.08%
Magellan Health, Inc.(a)	1,785	130,269

Home Builders - 1.24%
Taylor Morrison Home Corp.(a)	2,730	52,662

Leisure Time - 6.06%
MasterCraft Boat Holdings, Inc.(a)	13,475	256,699

Machinery-Diversified - 3.31%
Crane Co.	2,356	140,088

Metal Fabricate/Hardware - 7.80%
Mayville Engineering Co., Inc.(a)	21,232	167,733
Timken Co.	3,580	162,854
		330,587

Office Furnishings - 3.19%
Steelcase, Inc., Class A	11,195	135,012

Oil & Gas - 0.96%
Permian Basin Royalty Trust	12,380	40,854

Regional Banks - 3.67%
First Bancorp/Southern Pines, NC	2,025	50,787
IBERIABANK Corp.	1,690	76,963
National Bank Holdings Corp., Class A	1,030	27,810
		155,560

REITS - 2.57%
Corporate Office Properties Trust	670	16,978
Host Hotels & Resorts, Inc.	6,995	75,476
Lexington Realty Trust	1,555	16,405
		108,859

Semiconductors - 3.19%
MKS Instruments, Inc.	1,195	135,322

Software - 0.54%
Progress Software Corp.	585	22,669

TOTAL COMMON STOCKS (Cost $4,130,922)		4,236,740

See Notes to Financial Statements.

Annual Report | June 30, 2020	33

Cullen Small Cap Value Fund	Schedule of Investments
June 30, 2020

		Value
		(Note 2)
TOTAL INVESTMENTS 100.00% (Cost $4,130,922)		$4,236,740

Liabilities In Excess Of Other Assets (0.00%)(b)		(303)

NET ASSETS 100.00%		$4,236,437

(a) Non-Income Producing Security.
(b) Less than 0.005%.

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Industrials	35.36%	$1,497,807
Financials	24.88	1,054,093
Information Technology	13.50	571,919
Consumer Discretionary	12.90	546,934
Materials	4.15	175,994
Health Care	3.08	130,269
Consumer Staples	2.60	110,011
Real Estate	2.57	108,859
Energy	0.96	40,854
TOTAL COMMON STOCKS	100.00	4,236,740

TOTAL INVESTMENTS	100.00%	$4,236,740
Liabilities in Excess of Other Assets	0.00 (a)	(303)
TOTAL NET ASSETS	100.00%	$4,236,437

(a)       Less than 0.005%.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

34	www.cullenfunds.com

Cullen Value Fund	Schedule of Investments
June 30, 2020

		Value
	Shares	(Note 2)
COMMON STOCKS - 88.71%
Aerospace & Defense - 6.63%
Boeing Co.	2,775	$508,658
General Dynamics Corp.	3,580	535,067
Raytheon Technologies Corp.	8,183	504,236
		1,547,961

Auto Parts & Equipment - 1.04%
BorgWarner, Inc.	6,905	243,746

Communications Equipment - 3.82%
Cisco Systems, Inc.	19,125	891,990

Diversified Banks - 6.10%
Citigroup, Inc.	12,680	647,948
JPMorgan Chase & Co.	8,270	777,876
		1,425,824

Food Products - 2.16%
Mondelez International, Inc., Class A	9,890	505,676

Gold - 3.11%
Newmont Corp.	11,770	726,680

Health Care Equipment - 2.75%
Medtronic PLC	7,005	642,358

Heavy Electrical Equipment - 2.09%
ABB, Ltd. - Sponsored ADR	21,630	487,973

Household Products - 2.31%
Unilever NV	10,115	538,826

Industrial Conglomerates - 2.16%
3M Co.	3,230	503,848

Integrated Oil & Gas - 4.88%
Chevron Corp.	7,145	637,548
ConocoPhillips	11,950	502,139
		1,139,687

Integrated Telecommunication Services - 1.94%
AT&T, Inc.	15,005	453,601

Investment Banking & Brokerage - 3.73%
Morgan Stanley	18,025	870,607

Life Sciences Tools & Services - 2.94%
Thermo Fisher Scientific, Inc.	1,895	686,634

Miscellaneous Manufacturing - 3.74%
Siemens AG - Sponsored ADR	14,815	873,937

		Value
	Shares	(Note 2)
Movies & Entertainment - 2.69%
Walt Disney Co.	5,645	$629,474

Pharmaceuticals - 19.10%
Bristol-Myers Squibb Co.	14,420	847,896
GlaxoSmithKline PLC - Sponsored ADR	16,975	692,410
Johnson & Johnson	4,245	596,974
Merck & Co., Inc.	11,980	926,414
Novartis AG - Sponsored ADR	8,130	710,074
Pfizer, Inc.	21,045	688,172
		4,461,940

Property & Casualty Insurance - 9.20%
Allstate Corp.	6,950	674,080
Chubb, Ltd.	6,046	765,545
Travelers Cos., Inc.	6,220	709,391
		2,149,016

Retail - 2.37%
Lowe’s Cos., Inc.	4,091	552,776

Systems Software - 5.95%
Microsoft Corp.	3,385	688,882
Oracle Corp.	12,705	702,205
		1,391,087

TOTAL COMMON STOCKS (Cost $14,069,290)		20,723,641

EXCHANGE-TRADED FUNDS - 9.32%
Financial Select Sector SPDR® Fund	45,000	1,041,301
iShares® US Telecommunications ETF	20,200	556,712
Technology Select Sector SPDR® Fund	5,550	579,919
		2,177,932

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,147,496)		2,177,932

TOTAL INVESTMENTS 98.03% (Cost $16,216,786)	$	22,901,573

Other Assets In Excess Of Liabilities 1.97%		461,075

NET ASSETS 100.00%	$	23,362,648

ADR      -    American Depositary Receipt

See Notes to Financial Statements.

Annual Report | June 30, 2020	35

Cullen Value Fund	Schedule of Investments
June 30, 2020

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Health Care	24.79%	$5,790,932
Financials	19.03	4,445,447
Industrials	14.62	3,413,719
Information Technology	9.77	2,283,077
Energy	4.88	1,139,687
Communication Services	4.63	1,083,075
Consumer Staples	4.47	1,044,502
Consumer Discretionary	3.41	796,522
Materials	3.11	726,680
TOTAL COMMON STOCKS	88.71	20,723,641

EXCHANGE-TRADED FUNDS
Financials	4.46	1,041,301
Information Technology	2.48	579,919
Telecommunication Services	2.38	556,712
TOTAL EXCHANGE-TRADED FUNDS	9.32	2,177,932

TOTAL INVESTMENTS	98.03%	$22,901,573
Other Assets In Excess Of Liabilities	1.97	461,075
TOTAL NET ASSETS	100.00%	$23,362,648

Percentages are stated as a percent of net assets.

 See Notes to Financial Statements.

36	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
June 30, 2020

		Value
	Shares	(Note 2)
COMMON STOCKS - 91.96%
Brazil - 1.27%
AES Tiete Energia SA	1,099,225	$3,157,333

Chile - 3.09%
Enel Chile SA	32,240,728	2,410,008
Vina Concha y Toro SA	3,381,977	5,270,186
		7,680,194

China - 11.62%
China Construction Bank Corp., Class H	3,955,300	3,217,174
China Yongda Automobiles Services Holdings, Ltd.	3,655,100	4,425,485
CIFI Holdings Group Co., Ltd.	2,893,000	2,278,994
Ping An Insurance Group Co. of China, Ltd., Class H	641,000	6,390,124
Times China Holdings, Ltd.	3,739,200	6,972,390
Times Neighborhood Holdings, Ltd.(a)	1,844,769	2,522,303
Zijin Mining Group Co., Ltd., Class H	6,618,000	3,126,515
		28,932,985

Egypt - 1.52%
Integrated Diagnostics Holdings PLC(a)(b)(c)	992,001	3,794,404

Greece - 1.72%
OPAP SA	450,498	4,293,179

Hong Kong - 10.26%
AIA Group, Ltd.	567,000	5,305,762
BOC Aviation, Ltd.(a)(c)	459,520	2,958,181
Power Assets Holdings, Ltd.	668,000	3,649,996
Sands China, Ltd.	618,800	2,437,601
WH Group, Ltd.(a)(c)	5,730,000	4,951,834
Xinyi Glass Holdings, Ltd.	5,057,500	6,241,574
		25,544,948

India - 6.85%
Ascendas India Trust	4,559,980	4,421,734
Bharat Electronics, Ltd.	338,700	398,640
Embassy Office Parks REIT	1,327,000	6,038,642
ICICI Bank, Ltd. - Sponsored ADR	436,941	4,059,182
Power Grid Corp Of India Ltd.	917,500	2,128,038
		17,046,236

Indonesia - 0.81%
Bank Rakyat Indonesia Persero Tbk PT	3,565,500	761,032
Gudang Garam Tbk PT	376,000	1,245,078
		2,006,110

Mexico - 4.18%
PLA Administradora Industrial S de RL de CV	4,565,941	5,298,077

		Value
	Shares	(Note 2)
Mexico (continued)
Prologis Property Mexico SA de CV	2,843,006	$5,108,492
		10,406,569

Peru - 1.43%
Credicorp, Ltd.	26,550	3,548,939

Russia - 9.76%
Globaltrans Investment PLC - Sponsored GDR(a)	848,100	4,571,259
LSR Group PJSC	360,970	3,561,660
LUKOIL PJSC - Sponsored ADR	67,465	5,007,252
MMC Norilsk Nickel PJSC - ADR	142,900	3,762,557
QIWI PLC - Sponsored ADR	283,182	4,904,712
Sberbank of Russia PJSC - Sponsored ADR	219,170	2,485,388
		24,292,828

Singapore - 1.33%
Singapore Telecommunications, Ltd.	1,865,000	3,317,644

South Africa - 2.13%
Mondi PLC	282,880	5,308,524

South Korea - 10.80%
Hanon Systems	338,774	2,567,469
KT&G Corp.	54,300	3,546,137
Macquarie Korea Infrastructure Fund	921,870	8,765,427
Samsung Electronics Co., Ltd.	251,300	11,124,457
SK Innovation Co., Ltd.	4,050	447,733
SK Telecom Co., Ltd.	2,400	422,684
		26,873,907

Taiwan - 19.16%
Accton Technology Corp.	571,000	4,434,159
ASE Technology Holding Co., Ltd.	2,196,928	5,059,541
King Yuan Electronics Co., Ltd.	1,495,000	1,750,728
Powertech Technology, Inc.	906,000	3,307,169
Sinbon Electronics Co., Ltd.	1,399,500	7,118,557
Sunonwealth Electric Machine Industry Co., Ltd.	2,966,300	5,198,254
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	176,150	10,000,035
Taiwan Union Technology Corp.	1,223,500	6,007,107
Wiwynn Corp.	176,200	4,816,949
		47,692,499

Thailand - 4.49%
Ratch Group PCL	979,000	1,983,416
Thai Beverage PCL	10,547,000	5,148,656
Vinythai PCL	5,610,500	4,042,056
		11,174,128

See Notes to Financial Statements.
Annual Report | June 30, 2020	37

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
June 30, 2020

		Value
	Shares	(Note 2)
Vietnam - 1.54%
SSI Securities Corp.	5,956,884	$3,840,621

TOTAL COMMON STOCKS (Cost $197,592,843)		228,911,048

PARTICIPATORY NOTES - 4.12%
China - 4.12%
Huayu Automotive Systems Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 06/30/2024	843,767	2,479,738
Midea Group Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 06/05/2023	918,800	7,765,660
		10,245,398

TOTAL PARTICIPATORY NOTES (Cost $9,412,665)		10,245,398

PREFERRED STOCK - 1.87%
Brazil - 1.87%
Itau Unibanco Holding SA	626,400	2,960,313
Telefonica Brasil SA - ADR	190,150	1,684,729
		4,645,042

TOTAL PREFERRED STOCK (Cost $5,040,332)		4,645,042

TOTAL INVESTMENTS 97.95% (Cost $212,045,840)		$243,801,488

Other Assets In Excess Of Liabilities 2.05%		5,106,593

NET ASSETS 100.00%		$248,908,081

(a)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2020, the aggregate value of those securities was $18,797,981, which represents 7.55% of net assets.
(b)	Non-Income Producing Security.
(c)	Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of June 30, 2020 the aggregate value of those securities was $11,704,419, which represents 4.70% of net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Information Technology	23.51%	$58,523,414
Financials	15.42	38,373,649
Real Estate	14.54	36,202,292
Consumer Staples	8.11	20,161,891
Consumer Discretionary	8.02	19,965,308
Materials	6.52	16,239,652
Utilities	5.35	13,328,791
Industrials	5.28	13,126,334
Energy	2.19	5,454,985
Health Care	1.52	3,794,404
Communication Services	1.50	3,740,328
TOTAL COMMON STOCKS	91.96	228,911,048

PARTICIPATORY NOTES
Consumer Discretionary	4.12	10,245,398
TOTAL PARTICIPATORY NOTES	4.12	10,245,398

PREFERRED STOCK
Financials	1.19	2,960,313
Communication Services	0.68	1,684,729
TOTAL PREFERRED STOCK	1.87	4,645,042

TOTAL INVESTMENTS	97.95%	$243,801,488
Other Assets In Excess Of Liabilities	2.05	5,106,593
TOTAL NET ASSETS	100.00%	$248,908,081

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
38	www.cullenfunds.com

Cullen Enhanced Equity Income Fund	Schedule of Investments
June 30, 2020

		Value
	Shares	(Note 2)
COMMON STOCKS - 96.31%
Aerospace & Defense - 2.90%
Raytheon Technologies Corp.	21,625	$1,332,532

Auto Parts & Equipment - 3.03%
Johnson Controls International PLC	40,813	1,393,356

Chemicals - 2.51%
Dow, Inc.(a)	28,266	1,152,122

Communications Equipment - 4.89%
Cisco Systems, Inc.	33,410	1,558,242
Corning, Inc.	26,535	687,257
		2,245,499

Distributors - 3.06%
Genuine Parts Co.(a)	16,130	1,402,665

Diversified Banks - 7.02%
Bank of America Corp.(a)	38,086	904,542
Citigroup, Inc.	18,949	968,294
JPMorgan Chase & Co.	14,343	1,349,103
		3,221,939

Diversified Chemicals - 2.93%
DuPont de Nemours, Inc.(a)	25,310	1,344,720

Electric - 2.44%
PPL Corp.(a)	43,330	1,119,647

Electric Utilities - 2.53%
Duke Energy Corp.	14,565	1,163,598

Electrical Components - 3.62%
Eaton Corp. PLC(a)	19,000	1,662,120

Food - 5.31%
Conagra Brands, Inc.(a)	35,130	1,235,522
General Mills, Inc.	19,470	1,200,326
		2,435,848

Food & Staples Retailing - 2.49%
Walgreens Boots Alliance, Inc.(a)	26,945	1,142,199

Health Care Equipment - 1.94%
Medtronic PLC	9,720	891,324

Integrated Oil & Gas - 7.53%
Chevron Corp.	11,960	1,067,191
ConocoPhillips	31,280	1,314,386
Exxon Mobil Corp.	24,085	1,077,081
		3,458,658

		Value
	Shares	(Note 2)
Integrated Telecommunication Services - 2.00%
BCE, Inc.	21,985	$918,313

Investment Banking & Brokerage - 2.85%
Morgan Stanley	27,050	1,306,515

Pharmaceuticals - 11.69%
Johnson & Johnson	10,100	1,420,363
Merck & Co., Inc.	16,300	1,260,479
Novartis AG - Sponsored ADR(a)	15,385	1,343,726
Pfizer, Inc.	41,040	1,342,008
		5,366,576

Property & Casualty Insurance - 3.88%
Chubb, Ltd.(a)	14,050	1,779,011

Regional Banks - 2.57%
Truist Financial Corp.	31,371	1,177,981

Retail - 2.06%
Lowe’s Cos., Inc.(a)	7,000	945,840

Semiconductors - 3.05%
Intel Corp.	23,430	1,401,817

Specialized REITs - 4.73%
Healthpeak Properties, Inc.	44,268	1,220,026
Welltower, Inc.	18,400	952,200
		2,172,226

Telecommunications - 3.83%
Verizon Communications, Inc.	31,900	1,758,647

Tobacco - 5.32%
Altria Group, Inc.	28,660	1,124,905
Philip Morris International, Inc.	18,785	1,316,077
		2,440,982

Transportation - 2.13%
United Parcel Service, Inc., Class B(a)	8,800	978,384

TOTAL COMMON STOCKS (Cost $46,919,731)		44,212,519

TOTAL INVESTMENTS 96.31% (Cost $46,919,731)		$44,212,519

Other Assets In Excess Of Liabilities 3.69%		1,694,896

NET ASSETS 100.00%		$45,907,415

See Notes to Financial Statements.
Annual Report | June 30, 2020	39

Cullen Enhanced Equity Income Fund	Schedule of Investments
June 30, 2020

SCHEDULE OF WRITTEN	Notional	Number of
OPTIONS	Amount	Contracts	Value
CALL OPTIONS WRITTEN (0.15%)
Bank of America Corp., Expires July, 2020, Exercise Price $28.00	$(453,625)	(191)	$(1,528)
Chubb, Ltd., Expires July, 2020, Exercise Price $140.00	(139,282)	(11)	(302)
Conagra Brands, Inc., Expires July, 2020, Exercise Price $36.50	(1,234,467)	(351)	(12,285)
Dow, Inc., Expires July, 2020, Exercise Price $46.00	(578,792)	(142)	(2,414)
DuPont de Nemours, Inc., Expires July, 2020, Exercise Price $56.00	(674,751)	(127)	(10,541)
Eaton Corp. PLC, Expires July, 2020, Exercise Price $92.00	(831,060)	(95)	(10,260)
Genuine Parts Co., Expires July, 2020, Exercise Price $95.00	(704,376)	(81)	(2,673)
Lowe’s Cos., Inc., Expires July, 2020, Exercise Price $141.00	(945,840)	(70)	(9,730)
Novartis AG, Expires July, 2020, Exercise Price $92.50	(672,518)	(77)	(1,155)
PPL Corp., Expires July, 2020, Exercise Price $29.00	(560,728)	(217)	(1,085)
United Parcel Service, Inc., Expires July, 2020, Exercise Price $115.00	(978,384)	(88)	(11,000)

SCHEDULE OF WRITTEN	Notional	Number of
OPTIONS	Amount	Contracts	Value
CALL OPTIONS WRITTEN (continued)
Walgreens Boots Alliance, Inc., Expires July, 2020, Exercise Price $48.00	$(572,265)	(135)	$(2,295)

TOTAL CALL OPTIONS WRITTEN (Premiums received $100,467)			(65,268)

TOTAL WRITTEN OPTIONS (Premiums received $100,467)			$(65,268)

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of June 30, 2020.

ADR  -   American Depositary Receipt

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	16.32%	$7,485,446
Health Care	13.63	6,257,900
Consumer Staples	13.12	6,019,029
Industrials	11.68	5,366,392
Information Technology	7.94	3,647,316
Energy	7.53	3,458,658
Communication Services	5.83	2,676,960
Materials	5.44	2,496,842
Consumer Discretionary	5.12	2,348,505
Utilities	4.97	2,283,245
Real Estate	4.73	2,172,226
TOTAL COMMON STOCKS	96.31	44,212,519

TOTAL INVESTMENTS	96.31%	$44,212,519
Other Assets In Excess Of Liabilities	3.69	1,694,896
TOTAL NET ASSETS	100.00%	$45,907,415

CALL OPTIONS WRITTEN
Financials	0.00%*	$(1,830)
Utilities	0.00 *	(1,085)
Health Care	0.00 *	(1,155)
Materials	(0.03)	(12,955)
Consumer Discretionary	(0.03)	(12,403)
Consumer Staples	(0.04)	(14,580)
Industrials	(0.05)	(21,260)
TOTAL CALL OPTIONS WRITTEN	(0.15)	(65,268)

*       Less than 0.005%.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
40	www.cullenfunds.com

Cullen Funds Trust	Statements of Assets and Liabilities
June 30, 2020

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments, at value	$135,593,285	$1,058,362,033	$4,236,740	$22,901,573	$243,801,488	$44,212,519
Cash	4,920,792	15,034,418	129,880	492,695	778,310	1,715,921
Foreign currencies, at value (Cost $131,564, –, –, –, $326,869 and –, respectively)	131,609	–	–	–	321,542	–
Receivable for investments sold	2,576,800	140,993,092	–	2,191,130	2,785,806	19,776
Receivable for fund shares sold	553,809	771,196	–	–	454,816	64,958
Dividends receivable	1,401,609	3,748,014	2,424	46,825	1,570,244	122,240
Prepaid expenses and other assets	22,628	24,039	7,064	5,208	5,795	12,218
Total Assets	145,200,532	1,218,932,792	4,376,108	25,637,431	249,718,001	46,147,632
LIABILITIES:
Written options, at value (Premiums received –, –, –, –, – and $100,467, respectively)	–	–	–	–	–	65,268
Payable to Investment Advisor	70,558	604,825	75,477	61,824	149,807	76,612
Payable for investments purchased	1,357,564	139,689,307	–	2,147,496	296,240	–
Payable for shares redeemed	71,449	2,716,691	1	–	204,976	19,826
Distribution fees payable	2,051	57,143	309	577	3,384	3,944
Trustees’ fees and expenses payable	20,000	20,000	20,000	20,000	20,000	20,000
Accrued expenses and other liabilities	95,650	148,387	43,884	44,886	135,513	54,567
Total Liabilities	1,617,272	143,236,353	139,671	2,274,783	809,920	240,217
NET ASSETS	$143,583,260	$1,075,696,439	$4,236,437	$23,362,648	$248,908,081	$45,907,415

NET ASSETS CONSIST OF
Paid-in capital	$165,367,377	$658,439,759	$4,447,366	$13,618,771	$321,131,456	$53,472,435
Total distributable earnings	(21,784,117)	417,256,680	(210,929)	9,743,877	(72,223,375)	(7,565,020)
NET ASSETS	$143,583,260	$1,075,696,439	$4,236,437	$23,362,648	$248,908,081	$45,907,415
INVESTMENTS, AT COST	$110,742,281	$684,605,097	$4,130,922	$16,216,786	$212,045,840	$46,919,731

See Notes to Financial Statements.

Annual Report | June 30, 2020	41

Cullen Funds Trust	Statements of Assets and Liabilities
June 30, 2020

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund

PRICING OF SHARES

Retail:
Net Asset Value, offering and redemption price per share	$8.79	$14.07	$9.40	$13.87	$8.95	$8.95
Net Assets	$5,438,128	$122,690,973	$266,957	$1,358,458	$10,198,942	$1,899,483
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	618,628	8,721,777	28,385	97,956	1,140,105	212,234

Class C:
Net Asset Value, offering and redemption price per share	$8.78	$13.87	$8.56	$13.85	$8.84	$8.98
Net Assets	$1,084,198	$35,533,217	$399,160	$359,732	$1,466,788	$4,311,202
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	123,516	2,561,807	46,637	25,977	165,932	480,338

Class I:
Net Asset Value, offering and redemption price per share	$8.86	$14.07	$9.68	$13.84	$9.01	$9.00
Net Assets	$137,044,162	$915,992,374	$3,570,320	$21,644,458	$237,242,351	$39,696,730
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	15,466,558	65,082,400	368,693	1,564,333	26,332,921	4,409,354

Class R1:
Net Asset Value, offering and redemption price per share	$10.32	$11.79	N/A	N/A	N/A	N/A
Net Assets	$13,225	$560,307	N/A	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	1,281	47,516	N/A	N/A	N/A	N/A

Class R2:
Net Asset Value, offering and redemption price per share	$10.23	$11.99	N/A	N/A	N/A	N/A
Net Assets	$3,547	$919,568	N/A	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	347	76,682	N/A	N/A	N/A	N/A

See Notes to Financial Statements.

42	www.cullenfunds.com

Cullen Funds Trust	Statements of Operations
Year Ended June 30, 2020

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends*	$4,885,336	$46,318,726	$74,194	$876,267	$12,491,917	$1,698,354
Total Investment Income	4,885,336	46,318,726	74,194	876,267	12,491,917	1,698,354
EXPENSES
Investment advisory fees (Note 6)	1,487,352	13,991,443	42,091	322,436	3,145,202	473,989
Administrative fees	71,694	423,700	15,701	24,051	122,737	31,858
Distribution fees (Note 7)
Retail	15,481	390,040	784	2,527	33,356	5,422
Class C	21,431	477,371	828	3,870	18,375	49,463
Class R1	68	3,137	N/A	N/A	N/A	N/A
Class R2	12	2,554	N/A	N/A	N/A	N/A
Shareholder services fees (Note 8)
Class R2	N/A	2,554	N/A	N/A	N/A	N/A
Registration and filing fees	69,787	95,817	44,840	43,980	52,603	46,818
Custody fees	30,765	28,447	2,518	2,598	326,836	7,343
Transfer agent fees	65,281	192,714	43,159	43,722	51,344	51,427
Legal fees	37,816	37,815	37,816	37,816	37,816	37,816
Professional fees	63,085	45,524	45,662	45,662	45,662	49,450
Shareholder reports	9,454	82,616	1,074	1,843	16,741	3,164
Trustees’ fees	80,000	80,000	80,000	80,000	80,000	80,000
Other expenses	14,956	60,921	3,158	4,612	18,718	13,068
Total Expenses	1,967,182	15,914,653	317,631	613,117	3,949,390	849,818
Less expenses reimbursed from Investment Advisor (Note 6)
Retail	(18,401)	(508,920)	(19,199)	(12,692)	(31,944)	(20,282)
Class C	(6,277)	(156,076)	(4,374)	(4,566)	(4,422)	(45,707)
Class I	(417,603)	(3,886,846)	(250,340)	(347,984)	(718,933)	(373,623)
Class R1	(7)	(480)	N/A	N/A	N/A	N/A
Class R2	(2)	(3,332)	N/A	N/A	N/A	N/A
Net Expenses	1,524,892	11,358,999	43,718	247,875	3,194,091	410,206
NET INVESTMENT INCOME	3,360,444	34,959,727	30,476	628,392	9,297,826	1,288,148
Net realized gain/(loss) on:
Investments	(2,314,147)	118,459,722	(297,963)	5,059,583	(34,700,277)	(4,396,477)
Written options	–	–	–	–	–	1,158,609
Foreign currency related transactions	(137,119)	7,107	–	–	(449,580)	–
Total Net Realized Gain/(Loss)	(2,451,266)	118,466,829	(297,963)	5,059,583	(35,149,857)	(3,237,868)
Net change in unrealized appreciation/(depreciation) on:
Investments	(8,392,670)	(316,042,204)	(416,127)	(6,717,700)	(12,422,271)	(2,265,529)
Written options	–	–	–	–	–	37,453
Foreign currency related transactions	(16,351)	(28,262)	–	–	(16,605)	–
Total net change in unrealized appreciation/(depreciation)	(8,409,021)	(316,070,466)	(416,127)	(6,717,700)	(12,438,876)	(2,228,076)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(10,860,287)	(197,603,637)	(714,090)	(1,658,117)	(47,588,733)	(5,465,944)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,499,843)	$(162,643,910)	$(683,614)	$(1,029,725)	$(38,290,907)	$(4,177,796)
*Foreign taxes withheld on dividends	$384,089	$930,471	$689	$16,064	$1,318,143	$13,182

See Notes to Financial Statements.
Annual Report | June 30, 2020	43

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
OPERATIONS
Net investment income	$3,360,444	$5,998,390	$34,959,727	$39,176,785
Net realized gain/(loss)	(2,451,266)	(11,736,142)	118,466,829	63,183,546
Net change in unrealized appreciation/(depreciation)	(8,409,021)	2,428,896	(316,070,466)	49,661,182
Net Increase/(Decrease) in Net Assets Resulting from Operations	(7,499,843)	(3,308,856)	(162,643,910)	152,021,513
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(187,721)	(278,736)	(10,516,185)	(22,161,670)
Class C	(47,937)	(72,750)	(2,910,700)	(6,756,074)
Class I	(4,682,337)	(6,651,477)	(84,372,939)	(176,340,851)
Class R1	(299)	(302)	(46,668)	(58,732)
Class R2	(85)	(1,485)	(77,244)	(169,168)
Net Decrease in Net Assets from Distributions	(4,918,379)	(7,004,750)	(97,923,736)	(205,486,495)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	1,882,614	1,866,806	21,141,379	28,284,557
Class C	415,500	191,127	3,954,212	6,098,698
Class I	45,438,341	48,687,454	197,375,018	273,043,517
Class R1	1,950	2,447	42,786	247,934
Class R2	366	19,490	80,412	103,030
Dividends reinvested
Retail	179,141	272,516	10,217,237	21,582,362
Class C	43,763	66,135	2,831,947	6,588,161
Class I	2,466,297	4,130,398	67,054,774	138,564,560
Class R1	299	302	46,667	58,732
Class R2	85	1,485	77,244	169,168
Shares redeemed
Retail	(3,250,449)	(4,264,793)	(60,103,132)	(67,769,121)
Class C	(1,690,342)	(630,833)	(17,258,700)	(18,223,300)
Class I	(47,675,768)	(128,991,423)	(489,904,626)	(428,101,287)
Class R1	(1,826)	(5)	(51,380)	(27,541)
Class R2	(41,157)	(36,528)	(241,245)	(200,823)
Redemption fees
Retail	–	1	–	671
Class C	–	–	–	38
Class I	30	142	146	1,944
Class R1	–	–	–	1
Class R2	2	–	6	1
Net Decrease in Net Assets Derived from Capital Share Transactions	(2,231,154)	(78,685,279)	(264,737,255)	(39,578,698)
Net Decrease in Net Assets	(14,649,376)	(88,998,885)	(525,304,901)	(93,043,680)
NET ASSETS
Beginning of year	158,232,636	247,231,521	1,601,001,340	1,694,045,020
End of year	$143,583,260	$158,232,636	$1,075,696,439	$1,601,001,340

See Notes to Financial Statements.
44	www.cullenfunds.com

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Small Cap Value Fund		Cullen Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
OPERATIONS
Net investment income	$30,476	$350	$628,392	$641,990
Net realized gain/(loss)	(297,963)	89,333	5,059,583	1,278,338
Net change in unrealized appreciation/(depreciation)	(416,127)	(153,379)	(6,717,700)	1,620,717
Net Increase/(Decrease) in Net Assets Resulting from Operations	(683,614)	(63,696)	(1,029,725)	3,541,045
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(12,970)	(20,320)	(121,473)	(11,146)
Class C	(1,822)	(3,212)	(47,001)	(2,277)
Class I	(129,696)	(185,126)	(3,465,770)	(620,233)
Net Decrease in Net Assets from Distributions	(144,488)	(208,658)	(3,634,244)	(633,656)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	119,600	33,414	673,852	289,385
Class C	328,012	4,900	–	220,229
Class I	634,322	197,443	1,919,225	1,722,518
Dividends reinvested
Retail	12,324	19,312	121,018	11,094
Class C	1,822	3,212	31,783	1,181
Class I	129,696	185,126	3,465,770	620,233
Shares redeemed
Retail	(241,097)	(47,969)	(54,385)	(175,545)
Class C	–	–	(6,348)	(56,274)
Class I	(202,581)	(19,667)	(18,431,164)	(1,275,836)
Redemption fees
Retail	–	–	–	–
Class C	–	–	–	–
Class I	–	–	–	–
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	782,098	375,771	(12,280,249)	1,356,985
Net Increase/(Decrease) in Net Assets	(46,004)	103,417	(16,944,218)	4,264,374
NET ASSETS
Beginning of year	4,282,441	4,179,024	40,306,866	36,042,492
End of year	$4,236,437	$4,282,441	$23,362,648	$40,306,866

See Notes to Financial Statements.

Annual Report | June 30, 2020	45

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Emerging Markets High Dividend Fund		Cullen Enhanced Equity Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
OPERATIONS
Net investment income	$9,297,826	$16,108,425	$1,288,148	$1,208,019
Net realized gain/(loss)	(35,149,857)	(38,122,708)	(3,237,868)	1,446,166
Net change in unrealized appreciation/(depreciation)	(12,438,876)	17,568,312	(2,228,076)	1,278,523
Net Increase/(Decrease) in Net Assets Resulting from Operations	(38,290,907)	(4,445,971)	(4,177,796)	3,932,708
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(486,057)	(527,123)	(74,084)	(110,426)
Class C	(53,076)	(63,851)	(149,008)	(246,578)
Class I	(11,385,902)	(13,135,891)	(1,449,876)	(2,393,360)
From tax return of capital
Retail	–	–	(54,526)	–
Class C	–	–	(109,672)	–
Class I	–	–	(1,067,117)	–
Net Decrease in Net Assets from Distributions	(11,925,035)	(13,726,865)	(2,904,283)	(2,750,364)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	5,260,204	8,404,518	936,775	754,253
Class C	200	61,800	732,914	1,494,221
Class I	72,524,832	144,486,033	18,653,351	15,224,481
Dividends reinvested
Retail	465,738	495,488	125,335	106,815
Class C	53,076	63,851	161,295	130,829
Class I	10,910,718	12,063,855	2,164,630	1,940,698
Shares redeemed
Retail	(9,322,818)	(7,699,795)	(1,102,275)	(746,579)
Class C	(366,270)	(414,115)	(1,099,366)	(1,474,403)
Class I	(130,394,364)	(199,585,266)	(20,022,847)	(12,872,793)
Redemption fees
Retail	58	–	–	–
Class C	–	–	–	–
Class I	2	753	–	–
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	(50,868,624)	(42,122,878)	549,812	4,557,522
Net Increase/(Decrease) in Net Assets	(101,084,566)	(60,295,714)	(6,532,267)	5,739,866
NET ASSETS
Beginning of year	349,992,647	410,288,361	52,439,682	46,699,816
End of year	$248,908,081	$349,992,647	$45,907,415	$52,439,682

See Notes to Financial Statements.

46	www.cullenfunds.com

Page Intentionally Left Blank

Cullen Funds Trust

	Net Asset		Net Realized and		Distributions
	Value		Unrealized	Total from	from
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Total	Net Asset Value
Year End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Distributions	End of Period

Cullen International High Dividend Fund
Retail
6/30/2020	$9.55	0.19	(0.66)	(0.47)	(0.29)	(0.29)	$8.79
6/30/2019	$9.88	0.26	(0.27)	(0.01)	(0.32)	(0.32)	$9.55
6/30/2018	$10.30	0.20	(0.36)	(0.16)	(0.26)	(0.26)	$9.88
6/30/2017	$9.37	0.26	0.92	1.18	(0.25)	(0.25)	$10.30
6/30/2016	$10.22	0.22	(0.85)	(0.63)	(0.22)	(0.22)	$9.37
Class C
6/30/2020	$9.53	0.11	(0.65)	(0.54)	(0.21)	(0.21)	$8.78
6/30/2019	$9.85	0.20	(0.27)	(0.07)	(0.25)	(0.25)	$9.53
6/30/2018	$10.27	0.18	(0.41)	(0.23)	(0.19)	(0.19)	$9.85
6/30/2017	$9.34	0.17	0.93	1.10	(0.17)	(0.17)	$10.27
6/30/2016	$10.19	0.16	(0.85)	(0.69)	(0.16)	(0.16)	$9.34
Class I
6/30/2020	$9.63	0.21	(0.67)	(0.46)	(0.31)	(0.31)	$8.86
6/30/2019	$9.95	0.29	(0.26)	0.03	(0.35)	(0.35)	$9.63
6/30/2018	$10.37	0.30	(0.43)	(0.13)	(0.29)	(0.29)	$9.95
6/30/2017	$9.43	0.27	0.94	1.21	(0.27)	(0.27)	$10.37
6/30/2016	$10.29	0.25	(0.86)	(0.61)	(0.25)	(0.25)	$9.43
Class R1
6/30/2020	$11.17	0.17	(0.79)	(0.62)	(0.23)	(0.23)	$10.32
6/30/2019	$11.49	0.27	(0.32)	(0.05)	(0.27)	(0.27)	$11.17
6/30/2018	$11.90	0.18	(0.41)	(0.23)	(0.18)	(0.18)	$11.49
6/30/2017	$10.79	0.24	1.06	1.30	(0.19)	(0.19)	$11.90
6/30/2016	$11.72	0.19	(0.95)	(0.76)	(0.17)	(0.17)	$10.79
Class R2
6/30/2020	$11.06	0.17	(0.75)	(0.58)	(0.25)	(0.25)	$10.23
6/30/2019	$11.38	0.28	(0.30)	(0.02)	(0.30)	(0.30)	$11.06
6/30/2018	$11.82	0.24	(0.45)	(0.21)	(0.23)	(0.23)	$11.38
6/30/2017	$10.71	0.26	1.07	1.33	(0.22)	(0.22)	$11.82
6/30/2016	$11.64	0.25	(0.98)	(0.73)	(0.20)	(0.20)	$10.71

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.

See Notes to Financial Statements.
48	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

				Ratio of Net	Ratio of Net
		Ratio of	Ratio of	Investment	Investment
		Expenses Before	Expenses After	Income/(Loss) to	Income/(Loss) to
	Net Assets,	Reimbursements	Reimbursements	Average Net Assets	Average Net	Portfolio
	End of Period	to Average	to Average	before	Assets after	Turnover
Total Return(b)	(000)	Net Assets	Net Assets(c)	Reimbursements	Reimbursements	Rate

(4.99%)	$5,438	1.55%	1.25%	1.71%	2.01%	64%
(0.04%)	$7,202	1.54%	1.25%	2.45%	2.74%	39%
(1.60%)	$9,761	1.46%	1.25%	1.68%	1.89%	31%
12.72%	$41,377	1.48%	1.25%	2.43%	2.66%	41%
(6.09%)	$34,175	1.44%	1.25%	2.10%	2.29%	38%

(5.71%)	$1,084	2.29%	2.00%	0.92%	1.21%	64%
(0.70%)	$2,556	2.29%	2.00%	1.80%	2.09%	39%
(2.34%)	$3,047	2.21%	2.00%	1.55%	1.76%	31%
11.90%	$2,902	2.22%	2.00%	1.59%	1.82%	41%
(6.79%)	$3,218	2.19%	2.00%	1.45%	1.64%	38%

(4.81%)	$137,044	1.30%	1.00%	1.99%	2.29%	64%
0.34%	$148,416	1.29%	1.00%	2.71%	3.00%	39%
(1.34%)	$234,350	1.22%	1.00%	2.60%	2.82%	31%
13.02%	$194,201	1.22%	1.00%	2.53%	2.75%	41%
(5.90%)	$194,432	1.19%	1.00%	2.41%	2.61%	38%

(5.55%)	$13	1.80%	1.75%	1.49%	1.54%	64%
(0.43%)	$14	1.80%	1.75%	2.41%	2.46%	39%
(2.03%)	$11	1.71%	1.71%	1.52%	1.52%	31%
12.17%	$66	1.72%	1.72%	2.12%	2.12%	41%
(6.45%)	$59	1.69%	1.69%	1.72%	1.72%	38%

(5.24%)	$4	1.54%	1.50%	1.51%	1.55%	64%
(0.19%)	$45	1.54%	1.50%	2.57%	2.61%	39%
(1.80%)	$62	1.46%	1.46%	1.97%	1.97%	31%
12.52%	$121	1.47%	1.47%	2.35%	2.35%	41%
(6.23%)	$165	1.44%	1.44%	2.28%	2.28%	38%

See Notes to Financial Statements.

Annual Report | June 30, 2020	49

Cullen Funds Trust

			Net Realized and		Distributions	Distributions
	Net Asset Value		Unrealized	Total from	from	from Net
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Realized	Total	Net Asset Value
Year End	Period	Income/(Loss)(a)	On Investments	Operations	Income	Capital Gains	Distributions	End of Period

Cullen High Dividend Equity Fund
Retail
6/30/2020	$16.91	0.37	(2.13)	(1.76)	(0.37)	(0.71)	(1.08)	$14.07
6/30/2019	$17.68	0.38	1.08	1.46	(0.37)	(1.86)	(2.23)	$16.91
6/30/2018	$18.61	0.38	0.52	0.90	(0.37)	(1.46)	(1.83)	$17.68
6/30/2017	$17.56	0.40	1.53	1.93	(0.41)	(0.47)	(0.88)	$18.61
6/30/2016	$16.64	0.40	1.38	1.78	(0.41)	(0.45)	(0.86)	$17.56
Class C
6/30/2020	$16.69	0.25	(2.10)	(1.85)	(0.26)	(0.71)	(0.97)	$13.87
6/30/2019	$17.50	0.25	1.05	1.30	(0.25)	(1.86)	(2.11)	$16.69
6/30/2018	$18.46	0.24	0.52	0.76	(0.26)	(1.46)	(1.72)	$17.50
6/30/2017	$17.44	0.27	1.51	1.78	(0.29)	(0.47)	(0.76)	$18.46
6/30/2016	$16.53	0.28	1.37	1.65	(0.29)	(0.45)	(0.74)	$17.44
Class I
6/30/2020	$16.92	0.41	(2.14)	(1.73)	(0.41)	(0.71)	(1.12)	$14.07
6/30/2019	$17.69	0.42	1.08	1.50	(0.41)	(1.86)	(2.27)	$16.92
6/30/2018	$18.62	0.43	0.52	0.95	(0.42)	(1.46)	(1.88)	$17.69
6/30/2017	$17.57	0.45	1.52	1.97	(0.45)	(0.47)	(0.92)	$18.62
6/30/2016	$16.64	0.45	1.38	1.83	(0.45)	(0.45)	(0.90)	$17.57
Class R1
6/30/2020	$14.34	0.24	(1.78)	(1.54)	(0.30)	(0.71)	(1.01)	$11.79
6/30/2019	$15.35	0.26	0.89	1.15	(0.30)	(1.86)	(2.16)	$14.34
6/30/2018	$16.39	0.25	0.47	0.72	(0.30)	(1.46)	(1.76)	$15.35
6/30/2017	$15.57	0.30	1.32	1.62	(0.33)	(0.47)	(0.80)	$16.39
6/30/2016	$14.84	0.28	1.23	1.51	(0.33)	(0.45)	(0.78)	$15.57
Class R2
6/30/2020	$14.57	0.28	(1.82)	(1.54)	(0.33)	(0.71)	(1.04)	$11.99
6/30/2019	$15.55	0.29	0.92	1.21	(0.33)	(1.86)	(2.19)	$14.57
6/30/2018	$16.57	0.27	0.50	0.77	(0.33)	(1.46)	(1.79)	$15.55
6/30/2017	$15.73	0.32	1.35	1.67	(0.36)	(0.47)	(0.83)	$16.57
6/30/2016	$14.98	0.33	1.24	1.57	(0.37)	(0.45)	(0.82)	$15.73

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.

See Notes to Financial Statements.

50	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

				Ratio of Net	Ratio of Net
		Ratio of	Ratio of	Investment	Investment
		Expenses Before	Expenses After	Income/(Loss) to	Income/(Loss) to
	Net Assets,	Reimbursements	Reimbursements	Average Net Assets	Average Net	Portfolio
	End of Period	to Average	to Average	before	Assets after	Turnover
Total Return(b)	(000)	Net Assets	Net Assets(c)	Reimbursements	Reimbursements	Rate

(11.27%)	$122,691	1.33%	1.00%	1.99%	2.32%	41%
9.74%	$180,108	1.32%	1.00%	1.88%	2.20%	41%
4.61%	$203,509	1.32%	1.00%	1.69%	2.01%	16%
11.35%	$339,568	1.32%	1.00%	1.93%	2.24%	20%
11.03%	$336,775	1.32%	1.00%	2.10%	2.42%	12%

(11.94%)	$35,533	2.08%	1.75%	1.24%	1.57%	41%
8.88%	$54,940	2.07%	1.75%	1.12%	1.44%	41%
3.85%	$62,291	2.07%	1.75%	0.95%	1.27%	16%
10.51%	$87,142	2.07%	1.75%	1.18%	1.50%	20%
10.28%	$94,658	2.07%	1.75%	1.37%	1.69%	12%

(11.10%)	$915,992	1.08%	0.75%	2.24%	2.57%	41%
10.02%	$1,364,116	1.07%	0.75%	2.13%	2.45%	41%
4.87%	$1,426,692	1.07%	0.75%	1.96%	2.28%	16%
11.63%	$1,405,326	1.07%	0.75%	2.18%	2.50%	20%
11.37%	$1,504,654	1.07%	0.75%	2.37%	2.69%	12%

(11.72%)	$560	1.58%	1.50%	1.76%	1.84%	41%
9.14%	$646	1.57%	1.50%	1.70%	1.77%	41%
4.09%	$374	1.57%	1.50%	1.46%	1.53%	16%
10.81%	$496	1.57%	1.50%	1.85%	1.92%	20%
10.53%	$2,981	1.57%	1.50%	1.83%	1.90%	12%

(11.53%)	$920	1.58%	1.25%	1.75%	2.08%	41%
9.45%	$1,191	1.57%	1.25%	1.64%	1.96%	41%
4.38%	$1,179	1.57%	1.25%	1.29%	1.61%	16%
11.04%	$3,604	1.57%	1.25%	1.67%	1.98%	20%
10.84%	$3,664	1.57%	1.25%	1.88%	2.20%	12%

See Notes to Financial Statements.

Annual Report | June 30, 2020	51

Cullen Funds Trust

			Net Realized and		Distributions		Distributions
	Net Asset Value		Unrealized	Total from	from		from Net
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment		Realized	Total	Net Asset Value
Year End	Period	Income/(Loss)(a)	on Investments	Operations	Income		Capital Gains	Distributions	End of Period

Cullen Small Cap Value Fund
Retail
6/30/2020	$11.36	0.05	(1.65)	(1.60)	(0.03)		(0.33)	(0.36)	$9.40
6/30/2019	$12.35	(0.02)	(0.36)	(0.38)	–		(0.61)	(0.61)	$11.36
6/30/2018	$13.88	(0.07)	0.98	0.91	–		(2.44)	(2.44)	$12.35
6/30/2017	$11.56	(0.04)	2.44	2.40	(0.00	)(g)	(0.08)	(0.08)	$13.88
6/30/2016	$14.15	(0.01)	(2.26)	(2.27)	–		(0.32)	(0.32)	$11.56
Class C
6/30/2020	$10.41	(0.02)	(1.50)	(1.52)	–		(0.33)	(0.33)	$8.56
6/30/2019	$11.46	(0.10)	(0.34)	(0.44)	–		(0.61)	(0.61)	$10.41
6/30/2018	$13.14	(0.16)	0.92	0.76	–		(2.44)	(2.44)	$11.46
6/30/2017	$11.03	(0.14)	2.33	2.19	–		(0.08)	(0.08)	$13.14
6/30/2016	$13.62	(0.10)	(2.17)	(2.27)	–		(0.32)	(0.32)	$11.03
Class I
6/30/2020	$11.66	0.08	(1.69)	(1.61)	(0.04)		(0.33)	(0.37)	$9.68
6/30/2019	$12.63	0.01	(0.37)	(0.36)	–		(0.61)	(0.61)	$11.66
6/30/2018	$14.11	(0.04)	1.00	0.96	–		(2.44)	(2.44)	$12.63
6/30/2017	$11.73	(0.01)	2.48	2.47	(0.01)		(0.08)	(0.09)	$14.11
6/30/2016	$14.32	0.02	(2.29)	(2.27)	–		(0.32)	(0.32)	$11.73
Cullen Value Fund
Retail
6/30/2020	$16.56	0.26	(0.93)	(0.67)	(0.28)		(1.74)	(2.02)	$13.87
6/30/2019	$15.35	0.23	1.21	1.44	(0.23)		–	(0.23)	$16.56
6/30/2018	$15.30	0.20	1.03	1.23	(0.19)		(0.99)	(1.18)	$15.35
6/30/2017	$13.46	0.20	1.96	2.16	(0.22)		(0.10)	(0.32)	$15.30
6/30/2016	$13.82	0.13	0.11	0.24	(0.57)		(0.03)	(0.60)	$13.46
Class C
6/30/2020	$16.55	0.15	(0.93)	(0.78)	(0.18)		(1.74)	(1.92)	$13.85
6/30/2019	$15.34	0.12	1.20	1.32	(0.11)		–	(0.11)	$16.55
6/30/2018	$15.28	0.09	1.04	1.13	(0.08)		(0.99)	(1.07)	$15.34
6/30/2017	$13.44	0.09	1.95	2.04	(0.10)		(0.10)	(0.20)	$15.28
6/30/2016	$13.79	0.03	0.12	0.15	(0.47)		(0.03)	(0.50)	$13.44
Class I
6/30/2020	$16.55	0.31	(0.93)	(0.62)	(0.35)		(1.74)	(2.09)	$13.84
6/30/2019	$15.34	0.27	1.21	1.48	(0.27)		–	(0.27)	$16.55
6/30/2018	$15.29	0.24	1.03	1.27	(0.23)		(0.99)	(1.22)	$15.34
6/30/2017	$13.44	0.24	1.96	2.20	(0.25)		(0.10)	(0.35)	$15.29
6/30/2016	$13.80	0.16	0.11	0.27	(0.60)		(0.03)	(0.63)	$13.44

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.

See Notes to Financial Statements.
52	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

					Ratio of Net		Ratio of Net
		Ratio of		Ratio of	Investment		Investment
		Expenses Before		Expenses After	Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements	Average Net Assets		Average Net	Portfolio
	End of Period	to Average		to Average	before		Assets after	Turnover
Total Return(b)	(000)	Net Assets		Net Assets(c)	Reimbursements		Reimbursements	Rate

(14.79%)	$267	7.38%		1.25%	(5.65%)		0.48%	111%
(2.28%)	$415	7.67	%(d)(e)	1.25%	(6.63	%)(d)(f)	(0.21%)	140%
7.38%	$440	8.02%		1.25%	(7.34%)		(0.57%)	34%
20.81%	$471	6.05%		1.25%	(5.10%)		(0.30%)	85%
(16.15%)	$863	5.53%		1.25%	(4.37%)		(0.10%)	42%

(15.32%)	$399	7.22%		2.00%	(5.49%)		(0.27%)	111%
(3.01%)	$58	8.30	%(d)(e)	2.00%	(7.26	%)(d)(f)	(0.96%)	140%
6.56%	$55	8.79%		2.00%	(8.11%)		(1.32%)	34%
19.89%	$65	6.94%		2.00%	(6.02%)		(1.09%)	85%
(16.79%)	$75	6.29%		2.00%	(5.13%)		(0.84%)	42%

(14.49%)	$3,570	7.57%		1.00%	(5.80%)		0.77%	111%
(2.07%)	$3,810	7.50	%(d)(e)	1.00%	(6.45	%)(d)(f)	0.05%	140%
7.62%	$3,684	7.81%		1.00%	(7.13%)		(0.32%)	34%
21.11%	$3,314	5.88%		1.00%	(4.96%)		(0.08%)	85%
(15.96%)	$4,686	5.28%		1.00%	(4.13%)		0.15%	42%

(5.38%)	$1,358	2.25%		1.00%	0.50%		1.75%	18%
9.48%	$792	1.97	% (d)(h)	1.00%	0.49	%(d)(i)	1.46%	5%
7.97%	$626	2.04%		1.00%	0.24%		1.28%	2%
16.19%	$595	1.99%		1.00%	0.43%		1.42%	18%
2.02%	$814	2.19%		1.00%	(0.20%)		0.99%	3%

(6.11%)	$360	2.93%		1.75%	(0.20%)		0.98%	18%
8.64%	$404	2.65	%(d)(h)	1.75%	(0.13	%)(d)(i)	0.77%	5%
7.25%	$203	2.78%		1.75%	(0.49%)		0.54%	2%
15.30%	$445	2.74%		1.75%	(0.33%)		0.66%	18%
1.29%	$401	2.96%		1.75%	(0.97%)		0.24%	3%

(5.12%)	$21,644	1.88%		0.75%	0.84%		1.97%	18%
9.74%	$39,111	1.74	%(d)(h)	0.75%	0.73	%(d)(i)	1.72%	5%
8.25%	$35,213	1.80%		0.75%	0.47%		1.52%	2%
16.53%	$31,968	1.74%		0.75%	0.68%		1.67%	18%
2.25%	$29,327	1.95%		0.75%	0.04%		1.24%	3%

(d)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.
(e)	Revised from 9.51% for Retail class, 10.29% for Class C and 9.30% for Class I.
(f)	Revised from (8.47%) for Retail class, (9.25%) for Class C and (8.25%) for Class I.
(g)	Less than $0.01.
(h)	Revised from 2.18% for Retail class, 2.94% for Class C and 1.93% for Class I.
(i)	Revised from 0.28% for Retail class, (0.42%) for Class C and 0.54% for Class I.

See Notes to Financial Statements.

Annual Report | June 30, 2020	53

Cullen Funds Trust

			Net Realized and		Distributions	Distributions
	Net Asset Value		Unrealized	Total from	from	from Net
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Realized	Return of	Total
Year End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Capital Gains	Capital	Distributions

Cullen Emerging Markets High Dividend Fund
Retail
6/30/2020	$10.26	0.27	(1.23)	(0.96)	(0.35)	–	–	(0.35)
6/30/2019	$10.55	0.42	(0.35)	0.07	(0.36)	–	–	(0.36)
6/30/2018	$10.67	0.33	(0.05)	0.28	(0.40)	–	–	(0.40)
6/30/2017	$9.44	0.29	1.28	1.57	(0.34)	–	–	(0.34)
6/30/2016	$10.87	0.28	(1.32)	(1.04)	(0.39)	–	–	(0.39)
Class C
6/30/2020	$10.14	0.19	(1.21)	(1.02)	(0.28)	–	–	(0.28)
6/30/2019	$10.45	0.34	(0.35)	(0.01)	(0.30)	–	–	(0.30)
6/30/2018	$10.57	0.24	(0.05)	0.19	(0.31)	–	–	(0.31)
6/30/2017	$9.37	0.19	1.29	1.48	(0.28)	–	–	(0.28)
6/30/2016	$10.80	0.20	(1.30)	(1.10)	(0.33)	–	–	(0.33)
Class I
6/30/2020	$10.33	0.29	(1.23)	(0.94)	(0.38)	–	–	(0.38)
6/30/2019	$10.61	0.45	(0.35)	0.10	(0.38)	–	–	(0.38)
6/30/2018	$10.73	0.37	(0.07)	0.30	(0.42)	–	–	(0.42)
6/30/2017	$9.50	0.32	1.27	1.59	(0.36)	–	–	(0.36)
6/30/2016	$10.91	0.31	(1.31)	(1.00)	(0.41)	–	–	(0.41)
Cullen Enhanced Equity Income Fund
Retail
6/30/2020	$10.15	0.25	(0.86)	(0.61)	(0.32)	(0.06)	(0.21)	(0.59)
6/30/2019	$9.87	0.24	0.60	0.84	(0.25)	(0.31)	–	(0.56)
6/30/2018	$10.66	0.23	(0.27)	(0.04)	(0.26)	(0.49)	–	(0.75)
6/30/2017	$10.48	0.25	0.81	1.06	(0.28)	(0.60)	–	(0.88)
6/30/2016(g)	$10.00	0.16	0.50	0.66	(0.18)	–	–	(0.18)
Class C
6/30/2020	$10.17	0.17	(0.85)	(0.68)	(0.28)	(0.05)	(0.18)	(0.51)
6/30/2019	$9.89	0.16	0.60	0.76	(0.21)	(0.27)	–	(0.48)
6/30/2018	$10.67	0.15	(0.26)	(0.11)	(0.24)	(0.43)	–	(0.67)
6/30/2017	$10.52	0.16	0.81	0.97	(0.26)	(0.56)	–	(0.82)
6/30/2016(g)	$10.00	0.13	0.50	0.63	(0.11)	–	–	(0.11)
Class I
6/30/2020	$10.21	0.28	(0.88)	(0.60)	(0.32)	(0.07)	(0.22)	(0.61)
6/30/2019	$9.92	0.26	0.61	0.87	(0.26)	(0.32)	–	(0.58)
6/30/2018	$10.70	0.26	(0.27)	(0.01)	(0.27)	(0.50)	–	(0.77)
6/30/2017	$10.52	0.28	0.80	1.08	(0.28)	(0.62)	–	(0.90)
6/30/2016(g)	$10.00	0.18	0.50	0.68	(0.16)	–	–	(0.16)

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.

See Notes to Financial Statements.

54	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

							Ratio of Net		Ratio of Net
			Ratio of		Ratio of		Investment		Investment
			Expenses Before		Expenses After		Income/(Loss) to		Income/(Loss) to
		Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net		Portfolio
Net Asset Value		End of Period	to Average		to Average		before		Assets after		Turnover
End of Period	Total Return(b)	(000)	Net Assets		Net Assets(c)		Reimbursements		Reimbursements		Rate

$8.95	(9.47%)	$10,199	1.49%		1.25%		2.51%		2.75%		70%
$10.26	0.66%	$15,576	1.43%		1.25%		4.01%		4.19%		77%
$10.55	2.48%	$14,749	1.52%		1.25%		2.59%		2.86%		48%
$10.67	16.96%	$16,755	1.57%		1.25%		2.58%		2.89%		52%
$9.44	(9.34%)	$12,496	1.60%		1.25%		2.68%		3.03%		69%

$8.84	(10.20%)	$1,467	2.24%		2.00%		1.75%		1.99%		70%
$10.14	(0.08%)	$2,039	2.18%		2.00%		3.22%		3.40%		77%
$10.45	1.71%	$2,412	2.28%		2.00%		1.85%		2.13%		48%
$10.57	16.02%	$2,999	2.31%		2.00%		1.67%		1.98%		52%
$9.37	(9.95%)	$3,165	2.35%		2.00%		1.84%		2.20%		69%

$9.01	(9.26%)	$237,242	1.24%		1.00%		2.73%		2.97%		70%
$10.33	0.93%	$332,377	1.18%		1.00%		4.22%		4.40%		77%
$10.61	2.72%	$393,127	1.28%		1.00%		2.93%		3.21%		48%
$10.73	17.14%	$304,710	1.32%		1.00%		2.84%		3.16%		52%
$9.50	(8.91%)	$209,368	1.36%		1.00%		2.93%		3.30%		69%

$8.95	(6.08%)	$1,899	1.94%		1.00%		1.66%		2.60%		170%
$10.15	8.69%	$2,243	1.86%	(d)(e)	1.00%		1.48	%(d)(f)	2.34%		192%
$9.87	(0.51%)	$2,064	2.05%		1.00%		1.17%		2.22%		157%
$10.66	10.59%	$1,932	3.83%		1.00%		(0.51%)		2.32%		154%
$10.48	6.69%	$581	7.62	%(h)	1.00	%(h)	(3.86	%)(h)	2.76	%(h)	86	%(i)

$8.98	(6.72%)	$4,311	2.67%		1.75%		0.88%		1.80%		170%
$10.17	7.86%	$5,216	2.56%	(d)(e)	1.75%		0.78	%(d)(f)	1.59%		192%
$9.89	(1.17%)	$4,961	2.80%		1.75%		0.42%		1.47%		157%
$10.67	9.66%	$2,540	4.57%		1.75%		(1.29%)		1.53%		154%
$10.52	6.31%	$533	8.56	%(h)	1.75	%(h)	(4.39	%)(h)	2.42	%(h)	86	%(i)

$9.00	(5.92%)	$39,697	1.68%		0.75%		1.91%		2.84%		170%
$10.21	9.03%	$44,980	1.64%	(d)(e)	0.75%		1.69	%(d)(f)	2.58%		192%
$9.92	(0.24%)	$39,675	1.80%		0.75%		1.42%		2.47%		157%
$10.70	10.79%	$20,080	3.50%		0.75%		(0.16%)		2.59%		154%
$10.52	6.88%	$4,275	7.56	%(h)	0.75	%(h)	(3.39	%)(h)	3.42	%(h)	86	%(i)

(d)	In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.
(e)	Revised from 2.03% for Retail class, 2.78% for Class C and 1.78% for Class I.
(f)	Revised from 1.31% for Retail class, 0.56% for Class C and 1.55% for Class I.
(g)	Commencement of operations was December 15, 2015. (h)
(h)	Annualized.
(i)	Not Annualized.

See Notes to Financial Statements.

Annual Report | June 30, 2020	55

Cullen Funds Trust	Notes to Financial Statements
June 30, 2020

1. ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares, except the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund, which offer only Retail Class, Class C and Class I shares. However, the Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).

a)	Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

b)	Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of June 30, 2020, all written option contracts held are exchange-traded.

c)	Participatory Notes/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Funds may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g. voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

d)	Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of

56	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
June 30, 2020

other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the New York Stock Exchange (“NYSE”). The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered Level 2 as discussed in (e) below.

e)	The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	unadjusted quoted prices in active markets for identical securities.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between Levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Annual Report | June 30, 2020	57

Cullen Funds Trust	Notes to Financial Statements
June 30, 2020

The following is a summary of the inputs used as of June 30, 2020 in valuing each Fund’s assets carried at fair value:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs(2)	Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks
Australia	$–	$4,612,319	$–	$4,612,319
Finland	–	2,767,564	–	2,767,564
France	3,862,922	10,658,338	–	14,521,260
Germany	–	14,382,662	–	14,382,662
Hong Kong	–	22,141	–	22,141
Ireland	–	4,155,329	–	4,155,329
Italy	–	4,325,932	–	4,325,932
Japan	–	12,711,762	–	12,711,762
Netherlands	3,437,513	1,408,663	–	4,846,176
Norway	–	106,716	–	106,716
Singapore	–	10,075,090	–	10,075,090
Spain	–	4,958,449	–	4,958,449
Sweden	–	298,129	–	298,129
Switzerland	7,862,868	17,846,836	–	25,709,704
Taiwan	–	2,714,324	–	2,714,324
United Kingdom	3,486,036	10,213,816	–	13,699,852
Other	10,102,017	–	–	10,102,017
Preferred Stock	1,298,886	4,284,973	–	5,583,859
Total	$30,050,242	$105,543,043	$–	$135,593,285

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$952,302,353	$–	$–	$952,302,353
Exchange-Traded Funds	106,059,680	–	–	106,059,680
Total	$1,058,362,033	$–	$–	$1,058,362,033

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$4,236,740	$–	$–	$4,236,740
Total	$4,236,740	$–	$–	$4,236,740

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$20,723,641	$–	$–	$20,723,641
Exchange-Traded Funds	2,177,932	–	–	2,177,932
Total	$22,901,573	$–	$–	$22,901,573

58	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
June 30, 2020

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs(2)	Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks
China	$–	$28,932,985	$–	$28,932,985
Greece	–	4,293,179	–	4,293,179
Hong Kong	–	25,544,948	–	25,544,948
India	4,059,182	12,987,054	–	17,046,236
Indonesia	–	2,006,110	–	2,006,110
Russia	20,731,168	3,561,660	–	24,292,828
Singapore	–	3,317,644	–	3,317,644
South Africa	–	5,308,524	–	5,308,524
South Korea	–	26,873,907	–	26,873,907
Taiwan	10,000,035	37,692,464	–	47,692,499
Thailand	–	11,174,128	–	11,174,128
Vietnam	–	3,840,621	–	3,840,621
Other	28,587,439	–	–	28,587,439
Participatory Notes(3)	–	10,245,398	–	10,245,398
Preferred Stock	4,645,042	–	–	4,645,042
Total	$68,022,866	$175,778,622	$–	$243,801,488

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$44,212,519	$–	$–	$44,212,519
Total	$44,212,519	$–	$–	$44,212,519
Other Financial Instruments
Liabilities
Written Options	$(65,268)	–	–	$(65,268)
Total	$(65,268)	–	–	$(65,268)

(1)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.
(2)	As discussed in d) above, the triggers in place were affected on the date of these financial statements.
(3)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

f)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

g)	Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the year ended June 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

h)	Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Annual Report | June 30, 2020	59

Cullen Funds Trust	Notes to Financial Statements
June 30, 2020

i)	Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

j)	Income and Expenses – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

k)	Foreign Exchange Contracts – As the Funds may invest in securities traded on markets outside the United States, each Fund may enter into foreign currency commitments or foreign currency exchange transactions. Purchased contracts are only used to acquire foreign currencies to facilitate purchases and sales of investment securities. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

l)	Foreign Currency Transactions – The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations in foreign exchange rates are included with the net realized and unrealized gain or loss from foreign currency related transactions. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid.

m)	Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

The effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2020:

	Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Written options, at value	$(65,268)
Total		$(65,268)

60	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
June 30, 2020

The effect of derivatives instruments on the Statements of Operations for the year ended June 30, 2020:

Change in
Unrealized
		Realized	Appreciation/
		Gain/(Loss)	(Depreciation)
		on Derivatives	on Derivatives
		Recognized	Recognized
Risk Exposure	Statements of Operations Location	in Income	in Income
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/(depreciation) on written options	$1,158,609	$37,453
Total		$1,158,609	$37,453

The Cullen Emerging Markets High Dividend Fund had the following monthly average rights market value during the year ended June 30, 2020:

Fund	Monthly Average Rights Market Value
Cullen Emerging Markets High Dividend Fund	$772

The Cullen Enhanced Equity Income Fund had the following monthly average written call option notional value during the year ended June 30, 2020:

Fund	Monthly Average Written Option Notional Value
Cullen Enhanced Equity Income Fund	$9,067,705

Annual Report | June 30, 2020	61

Cullen Funds Trust	Notes to Financial Statements
June 30, 2020

3. CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
Cullen International High Dividend Fund
Retail
Shares sold	213,068	194,779
Dividends reinvested	19,872	28,406
Shares redeemed	(368,118)	(457,437)
Net decrease in shares outstanding	(135,178)	(234,252)
Class C
Shares sold	41,395	19,554
Dividends reinvested	4,856	6,875
Shares redeemed	(190,939)	(67,472)
Net decrease in shares outstanding	(144,688)	(41,043)
Class I
Shares sold	5,083,060	5,204,813
Dividends reinvested	271,839	428,431
Shares redeemed	(5,303,724)	(13,761,043)
Net increase/(decrease) in shares outstanding	51,175	(8,127,799)
Class R1
Shares sold	181	225
Dividends reinvested	28	27
Shares redeemed	(160)	(1)
Net increase in shares outstanding	49	251
Class R2
Shares sold	34	1,830
Dividends reinvested	8	135
Shares redeemed	(3,728)	(3,352)
Net decrease in shares outstanding	(3,686)	(1,387)

62	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
June 30, 2020

	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
Cullen High Dividend Equity Fund
Retail
Shares sold	1,424,783	1,686,302
Dividends reinvested	619,270	1,397,418
Shares redeemed	(3,973,130)	(3,941,937)
Net decrease in shares outstanding	(1,929,077)	(858,217)
Class C
Shares sold	247,469	375,431
Dividends reinvested	173,095	434,562
Shares redeemed	(1,149,895)	(1,078,600)
Net decrease in shares outstanding	(729,331)	(268,607)
Class I
Shares sold	12,986,884	16,306,903
Dividends reinvested	4,065,841	8,966,006
Shares redeemed	(32,595,673)	(25,292,535)
Net decrease in shares outstanding	(15,542,948)	(19,626)
Class R1
Shares sold	3,237	18,180
Dividends reinvested	3,364	4,479
Shares redeemed	(4,103)	(2,010)
Net increase in shares outstanding	2,498	20,649
Class R2
Shares sold	5,980	6,603
Dividends reinvested	5,479	12,718
Shares redeemed	(16,524)	(13,433)
Net increase/(decrease) in shares outstanding	(5,065)	5,888

Cullen Small Cap Value Fund
Retail
Shares sold	12,413	3,033
Dividends reinvested	1,033	1,967
Shares redeemed	(21,563)	(4,144)
Net increase/(decrease) in shares outstanding	(8,117)	856
Class C
Shares sold	40,869	421
Dividends reinvested	167	355
Shares redeemed	–	–
Net increase in shares outstanding	41,036	776
Class I
Shares sold	53,150	18,266
Dividends reinvested	10,582	18,384
Shares redeemed	(21,641)	(1,710)
Net increase in shares outstanding	42,091	34,940

Annual Report | June 30, 2020	63

Cullen Funds Trust	Notes to Financial Statements
June 30, 2020

	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
Cullen Value Fund
Retail
Shares sold	46,171	18,127
Dividends reinvested	7,722	704
Shares redeemed	(3,758)	(11,804)
Net increase in shares outstanding	50,135	7,027
Class C
Shares sold	-	14,653
Dividends reinvested	2,015	74
Shares redeemed	(464)	(3,523)
Net increase in shares outstanding	1,551	11,204
Class I
Shares sold	127,113	108,194
Dividends reinvested	220,143	39,298
Shares redeemed	(1,145,456)	(79,989)
Net increase/(decrease) in shares outstanding	(798,200)	67,503

Cullen Emerging Markets High Dividend Fund
Retail
Shares sold	538,348	829,019
Dividends reinvested	48,846	47,996
Shares redeemed	(965,370)	(756,932)
Net increase/(decrease) in shares outstanding	(378,176)	120,083
Class C
Shares sold	20	5,954
Dividends reinvested	5,600	6,249
Shares redeemed	(40,853)	(41,912)
Net decrease in shares outstanding	(35,233)	(29,709)
Class I
Shares sold	7,384,309	14,330,982
Dividends reinvested	1,141,456	1,160,478
Shares redeemed	(14,365,058)	(20,364,465)
Net decrease in shares outstanding	(5,839,293)	(4,873,005)

Cullen Enhanced Equity Income Fund
Retail
Shares sold	101,021	74,499
Dividends reinvested	13,535	10,678
Shares redeemed	(123,256)	(73,376)
Net increase/(decrease) in shares outstanding	(8,700)	11,801
Class C
Shares sold	77,872	146,299
Dividends reinvested	17,256	13,096
Shares redeemed	(127,468)	(148,423)
Net increase/(decrease) in shares outstanding	(32,340)	10,972
Class I
Shares sold	1,995,609	1,488,517
Dividends reinvested	232,352	192,913
Shares redeemed	(2,224,620)	(1,274,541)
Net increase in shares outstanding	3,341	406,889

64	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
June 30, 2020

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the year ended June 30, 2020 were as follows:

		Proceeds from Sales of
Fund	Purchases of Securities	Securities
Cullen International High Dividend Fund	$90,810,893	$96,928,891
Cullen High Dividend Equity Fund	560,238,181	897,960,285
Cullen Small Cap Value Fund	5,365,811	4,462,461
Cullen Value Fund	5,651,701	18,911,582
Cullen Emerging Markets High Dividend Fund	209,099,644	255,176,375
Cullen Enhanced Equity Income Fund	80,508,717	77,488,533

5. FEDERAL TAX INFORMATION

As of June 30, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Net	Accumulated Net
	Investment	Realized	Unrealized
	Income/(Loss)	Gain/(Loss)	Appreciation/(Depreciation)	Total
Cullen International High Dividend Fund	$368,563	$(44,469,054)	$22,316,375	$(21,784,116)
Cullen High Dividend Equity Fund	–	44,255,794	373,000,886	417,256,680
Cullen Small Cap Value Fund	–	(305,974)	95,045	(210,929)
Cullen Value Fund	146,143	3,098,109	6,499,625	9,743,877
Cullen Emerging Markets High Dividend Fund	–	(97,576,624)	26,441,180	(71,135,444)
Cullen Enhanced Equity Income Fund	–	(2,711,583)	(4,853,436)	(7,565,019)

As of June 30, 2020 the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

	Gross	Gross			Cost of
	Appreciation	Depreciation	Net		Investments for
	(excess of value	(excess of tax	Appreciation/(Depreciation)	Net Unrealized	Income Tax
	over tax cost)	cost over value)	of Foreign Currency	Appreciation/Depreciation)	Purposes*
Cullen International High Dividend Fund	$25,018,223	$(2,675,667)	$(26,181)	$22,316,375	$113,250,729
Cullen High Dividend Equity Fund	378,306,887	(5,300,880)	(5,121)	373,000,886	685,356,026
Cullen Small Cap Value Fund	537,816	(442,771)	–	95,045	4,141,695
Cullen Value Fund	6,641,770	(142,145)	–	6,499,625	16,401,948
Cullen Emerging Markets High Dividend Fund	39,855,923	(13,405,943)	(8,800)	26,441,180	217,351,508
Cullen Enhanced Equity Income Fund	80,450	(4,933,886)	–	(4,853,436)	49,101,154

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale and passive foreign investment company adjustments for the Funds.

Annual Report | June 30, 2020	65

Cullen Funds Trust	Notes to Financial Statements
June 30, 2020

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. For the Funds’ most recent year end, as a result of permanent book-to-tax differences arising primarily from the treatment of foreign currency, passive foreign investment companies, taxable overdistribution and the use of tax equalization, reclassification adjustments were made to increase (decrease) the amounts listed below:

		Undistributed Net
		Investment Income/(Loss)
		and Accumulated Net
Fund	Paid-in Capital	Realized Gain/(Loss)
Cullen International High Dividend Fund	$–	$–
Cullen High Dividend Equity Fund	24,218,240	(24,218,240)
Cullen Small Cap Value Fund	(5,548)	5,548
Cullen Value Fund	–	–
Cullen Emerging Markets High Dividend Fund	(1)	1
Cullen Enhanced Equity Income Fund	(3,773)	3,773

At June 30, 2020, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

	No Expiration	No Expiration
Fund	Short-Term	Long-Term	Total
Cullen International High Dividend Fund	$37,956,092	$4,144,990	$42,101,082
Cullen High Dividend Equity Fund	–	–	–
Cullen Small Cap Value Fund	–	–	–
Cullen Value Fund	–	–	–
Cullen Emerging Markets High Dividend Fund	59,716,927	13,676,796	73,393,723
Cullen Enhanced Equity Income Fund	–	–	–

Capital Losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made, any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal capital loss carry forwards as described above.

The Cullen International High Dividend Fund, Cullen Small Cap Value Fund, Cullen Emerging Markets High Dividend Fund and Cullen Enhanced Equity Income Fund elected to treat post-October capital losses of $2,367,972, $305,974, $24,182,901 and $2,711,583, respectively, as having been incurred in the following fiscal year June 30, 2021.

The Cullen Emerging Markets High Dividend Fund elected to defer to the period ending June 30, 2021, late year ordinary losses in the amount of $1,087,931.

The tax composition of dividends paid during the year ended June 30, 2020 was as follows:

	Long-Term Capital
Fund	Ordinary Income	Gain	Return of Capital
Cullen International High Dividend Fund	$4,918,379	$–	$–
Cullen High Dividend Equity Fund	34,678,075	63,245,661	–
Cullen Small Cap Value Fund	49,114	95,374	–
Cullen Value Fund	656,816	2,977,428	–
Cullen Emerging Markets High Dividend Fund	11,925,035	–	–
Cullen Enhanced Equity Income Fund	1,672,968	–	1,231,315

66	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
June 30, 2020

The tax composition of dividends paid during the year ended June 30, 2019 was as follows:

		Long-Term Capital
Fund	Ordinary Income	Gain
Cullen International High Dividend Fund	$7,004,750	$–
Cullen High Dividend Equity Fund	37,882,218	167,604,277
Cullen Small Cap Value Fund	102,324	106,334
Cullen Value Fund	633,656	–
Cullen Emerging Markets High Dividend Fund	13,726,865	–
Cullen Enhanced Equity Income Fund	2,702,804	47,560

6. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with Cullen Capital Management, LLC (the “Investment Advisor”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Advisor for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2021, the Investment Advisor has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively; the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00% and 1.00% of the Retail Class, Class C, and Class I net assets, respectively; and the Cullen Enhanced Equity Income Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively. For a period of three years after the year in which the Investment Advisor reimburses expenses, the Investment Advisor may seek reimbursement on a class-by-class basis from the respective Fund to the extent that total annual individual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement.

Annual Report|June 30, 2020	67

Cullen Funds Trust	Notes to Financial Statements
June 30, 2020

As of June 30, 2020, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring June 30,
Fund/Class	2021	2022	2023
Cullen International High Dividend Fund
Retail	$36,440	$23,838	$18,401
Class C	6,769	8,188	6,277
Class I	505,336	547,846	417,603
Class R1	–	6	7
Class R2	–	27	2
Total	$548,545	$579,905	$442,290

Cullen High Dividend Equity Fund
Retail	$817,204	$589,880	$508,920
Class C	244,321	182,163	156,076
Class I	4,778,420	4,434,785	3,886,846
Class R1	326	319	480
Class R2	5,196	3,882	3,332
Total	$5,845,467	$5,211,029	$4,555,654

Cullen Small Cap Value Fund
Retail	$31,934	$33,957	$19,199
Class C	3,710	4,740	4,374
Class I	230,527	302,130	250,340
Total	$266,171	$340,827	$273,913

Cullen Value Fund
Retail	$6,697	$9,085	$12,692
Class C	4,271	3,850	4,566
Class I	349,176	431,378	347,984
Total	$360,144	$444,313	$365,242

Cullen Emerging Markets High Dividend Fund
Retail	$46,120	$26,735	$31,944
Class C	7,770	3,864	4,422
Class I	997,088	644,374	718,933
Total	$1,050,978	$674,973	$755,299

Cullen Enhanced Equity Income Fund
Retail	$26,674	$20,624	$20,282
Class C	47,424	53,061	45,707
Class I	318,314	429,931	373,623
Total	$392,412	$503,616	$439,612

ALPS Fund Services, Inc. serves as the Funds’ administrator and fund accountant. Brown Brothers Harriman serves as the Funds’ custodian.

68	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
June 30, 2020

7. DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Amounts paid under the Plan to the Funds’ distributor, ALPS Distributors, Inc., compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statement of Operations.

8. SHAREHOLDER SERVICES FEE

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2. The expenses of the Servicing Plan are reflected as shareholder services fees in the Statement of Operations.

9. FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

10. SIGNIFICANT SHAREHOLDERS

At June 30, 2020, the Cullen Small Cap Value Fund had two affiliated shareholders who held 53.03% and 10.72% of the Fund’s outstanding shares, the Cullen Value Fund had two affiliated shareholders who held 29.19% and 10.93% of the Fund’s outstanding shares, and the Cullen Enhanced Equity Income Fund had two affiliated shareholder who held 13.83% and 8.11% of the Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the respective Funds.

Annual Report | June 30, 2020	69

Cullen Funds Trust	Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Cullen Funds Trust and Shareholders of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund and Cullen Enhanced Equity Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund and Cullen Enhanced Equity Income Fund (constituting Cullen Funds Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2020, the related statements of operations for the year ended June 30, 2020, the statements of changes in net assets for each of the two years in the period ended June 30, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Denver, Colorado

August 28, 2020

We have served as the auditor of one or more investment companies in Cullen Funds Trust since 2000.

70	www.cullenfunds.com

Cullen Funds Trust	Additional Information
June 30, 2020 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by ALPS Distributors, Inc., a member of the FINRA.

How to Obtain a Copy of the Funds Proxy Voting Policy

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-PORT

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds’ N-PORT will also be available upon request by calling 1-877-485-8586.

Unaudited Section Tax Designations

Pursuant to Section 852(b)(3) of the Internal Revenue Code, Cullen Small Cap Value Fund designates $95,374; Cullen Value Fund designates $2,977,428 and Cullen High Dividend Equity Fund designates $63,245,661 as long-term capital gain distributions. For Cullen High Dividend Equity Fund, $24,218,240 of earnings and profits were distributed to shareholders on redmeptions for the fiscal year ended June 30, 2020.

The Funds designate the following as percentages of taxable ordinary income distributions, up to maximum amount allowable, for the calendar year ended December 31, 2019:

	Dividends Received Deduction	Qualified Dividend Income Percentage
Cullen International High Dividend Fund	19.60%	85.62%
Cullen High Dividend Equity Fund	100.00%	100.00%
Cullen Small Cap Value Fund	97.63%	96.31%
Cullen Value Fund	100.00%	100.00%
Cullen Emerging Markets High Dividend Fund	5.21%	59.81%
Cullen Enhanced Equity Income Fund	23.68%	23.94%

In early 2020, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2019 via Form 1099. The Funds will notify shareholders in early 2021 of amounts paid to them by the Funds, if any, during the calendar year 2020.

The Funds designate the following for federal income tax purposes for the year ended June 30, 2020:

	Foreign Taxes Paid	Foreign Source income
Cullen International High Dividend Fund	340,153	5,640,133
Cullen Emerging Markets High Dividend Fund	1,172,447	15,778,026

Annual Report | June 30, 2020	71

Cullen Funds Trust	Board of Trustees
June 30, 2020 (Unaudited)

INTERESTED TRUSTEE
					Other
		Term of Office		No. of Funds	Directorships
Name, Address	Position(s)	and Length of		in Complex	held by
and Year of Birth	Held with Trust	Time Served**	Principal Occupation(s) During Past 5 Years	Overseen	Trustees

James P. Cullen*† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1938	Trustee and CEO	Since 2000	Chairman and CEO, Controlling Member and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Chairman and CEO, Schafer Cullen Capital Management, Inc., a registered investment adviser, from December 1982 to present.	6	None

INDEPENDENT TRUSTEES

Robert J. Garry c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2000	Retired since July 2010, Executive Vice President/ Chief Financial Officer, New York City Off-Track Betting Corporation, November 2007 to July 2010; Corporate Controller, Yonkers Racing Corporation, 2001 to September 2007; Chief Operations Officer, The Tennis Network Inc., March 2000 to 2001; Senior Vice President and Chief Financial Officer, National Thoroughbred Racing Association, 1998 to 2000; Director of Finance and Chief Financial Officer, United States Tennis Association, prior thereto.	6	None

Stephen G. Fredericks c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1942	Independent Trustee	Since 2002	Retired since July 2009, Institutional Trader, Raymond James & Associates, February 2002 to July 2009; Institutional Trader, ABN AMRO Inc, January 1995 to May 2001.	6	None

James H. Wildman c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1940	Independent Trustee	Since 2012	Retired since 2001; Managing Partner, King & Spalding, New York City, 1992 to 2001. Managing Partner, King & Spalding LLP, 1989 to 1992.	6	None

Daniel J. Campbell c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2010	Retired since 2003; Managing Director Global Hybrid Capital Products, Deutsche Bank 2001 to 2003; Managing Director Preferred Bond Trading / Global Head Fixed Income Capital Products, Merrill Lynch 1983 to 2001.	6	None

Jeffrey Hemmings c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1941	Independent Trustee	Since 2015	Retired since November, 2012; Account Vice President, UBS Financial Services, Inc, 1988-2012, Account Executive, EFHutton and Co,. Inc. 1970-1988.	6	None

Walter H Forman c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1941	Independent Trustee	Since 2016	Diagnostic Radiologist. Co-owner of Palm Beach Radiology (Palm Beach Florida), a medical imaging center since June 2007.	6	None

72	www.cullenfunds.com

Cullen Funds Trust	Board of Trustees
June 30, 2020 (Unaudited)

OFFICERS
Other
		Term of Office		No. of Funds	Directorships
Name, Address	Position(s)	and Length of		in Complex	held by
and Year of Birth	Held with Trust	Time Served**	Principal Occupation(s) During Past 5 Years	Overseen	Trustees

Brooks H. Cullen† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1967	Vice President	Since 2000	Capital Management LLC, since May 2000; Vice Chairman and Portfolio Manager Schafer Cullen Capital Management, Inc., from 1996 to present.	N/A	N/A

Rahul D. Sharma Cullen Capital Management LLC 645 Fifth Avenue NewYork, NY 10022 Born: 1970	Secretary	Since 2000	Executive Director, Cullen Capital Management LLC, since May 2000; Portfolio Manager, Cullen Capital Management LLC, 2007 to present; Executive Director and Portfolio Manager, Schafer Cullen Capital Management, Inc., 1998 to present.	N/A	N/A

Steven M. Mullooly Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1964	Chief Compliance Officer	Since 2006	Chief Compliance Officer, Cullen Capital Management LLC and Schafer Cullen Capital Management, Inc. since August 2006; Chief Compliance Officer, Ladenburg Thalmann & Co., Inc., Ladenburg Thalmann Asset Management, and Ladenburg Thalmann Europe from November 2004 to June 2006; Vice President – Compliance, Donaldson Lufkin and Jenrette and Co., from July 2000 to June 2004.	N/A	N/A

Jeffrey T. Battaglia Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1978	Treasurer	Since 2007	Chief Operating Officer, Cullen Capital Management LLC and Schafer Cullen Capital Management, Inc., since February 2007; Manager, KPMG LLP, from September 2001 to February 2007.	N/A	N/A

*	James P. Cullen is an “interested person” of the Trust (as that term is defined in the Investment Company Act) because of his affiliation with the Adviser.

**	Positions are held indefinitely until resignation or termination.

†	James P. Cullen and Brooks H. Cullen are father and son, respectively.

The Statement of Additional Information contains additional information about the Trustees and is available, free of charge, upon request by calling 1-877-485-8586.

Annual Report | June 30, 2020	73

Cullen Funds Trust	Board Approval of Investment Advisory Agreements
June 30, 2020 (Unaudited)

At the May 14, 2020 meeting (“Meeting”) of the Board of Trustees (the “Board”) of Cullen Funds Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved Cullen Capital Management LLC (the “Adviser”) to continue to serve as investment adviser to the Cullen High Dividend Equity Fund (the “High Dividend Fund”), the Cullen International High Dividend Fund (the “International Fund”), the Cullen Small Cap Value Fund (the “Small Cap Fund”), the Cullen Value Fund (the “Value Fund”), the Cullen Emerging Markets High Dividend Fund (the “Emerging Markets Fund”), and the Cullen Enhanced Equity Income Fund (the “Equity Income Fund”) (each, a “Fund” and collectively, the “Funds”) and approved the continuation of the separate investment advisory agreements between the Adviser and the Trust with respect to each Fund (the “Investment Advisory Agreements”), upon the same terms and conditions set forth therein, for an additional one-year period. The Independent Trustees met in several executive sessions in the weeks prior to the Meeting and at the Meeting itself, and discussed the approval of the Investment Advisory Agreements with counsel at each such executive session, who provided assistance and advice.

In considering the approval of the continuation of the Investment Advisory Agreements for the Funds, the Independent Trustees reviewed, among other things, the following items about the Adviser and the Funds, including: (i) copies of the Investment Advisory Agreements with respect to the Adviser’s management of each Fund; (ii) information describing the nature, quality, and extent of the services the Adviser will provide to each Fund, and the fee the Adviser receives from each Fund; (iii) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering advisory arrangements under the 1940 Act; and (iv) a report containing data compiled by FUSE Research Network (“FUSE”), comparing the advisory fees and expenses of each Fund with fees and expenses and performance of other funds with similar investment objectives and policies and to advisory fees paid by other clients of the Adviser. In addition, the Independent Trustees submitted to the Adviser a list of queries regarding the operations, management and functions of the Adviser as they relate to the services provided under the Investment Advisory Agreements and received feedback from the Adviser at the executive session prior to the Meeting and at the Meeting itself on each such question submitted.

In considering the approval of the continuation of the Investment Advisory Agreements, the Independent Trustees focused on and analyzed the factors that the Independent Trustees deemed relevant, including, among other things: the nature, quality, and extent of the services provided to each Fund by the Adviser; the personnel and operations of the Adviser; the investment performance of the Funds and the Adviser; the cost of services to be provided and profitability of the Adviser under the Investment Advisory Agreements; and any “fall-out” benefits to the Adviser (i.e., the ancillary benefits realized due to a relationship with the Trust); the extent to which economies of scale would be realized as the Funds grow; and whether the fee levels reflect these economies of scale for the benefit of Fund investors. In particular, the Independent Trustees considered and discussed the following with respect to each Fund:

(a) The nature, extent, and quality of services provided to each Fund by the Adviser. The Independent Trustees reviewed the services that the Adviser provides to each Fund. In connection with the investment advisory services provided to each Fund, the Independent Trustees noted the responsibilities that the Adviser has as the Funds’ investment adviser, including, among other things: portfolio management and asset allocation; overall supervisory responsibility for the general management and investment of each Fund’s portfolio securities; and ultimate responsibility, subject to oversight by the Board, for the implementation of Board directives as they relate to the Funds.

The Independent Trustees reviewed the Adviser’s experience, resources (including assets and similar financial data), profitability from managing the Funds, and strengths in managing the Funds. Based on their consideration and review of the foregoing information, the Independent Trustees determined that each Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Adviser’s ability to render such services based on its experience, operations and resources.

(b) Comparison of services provided and fees charged by the Adviser and other investment advisors to similar clients, and the cost of the services provided and profits realized by the Adviser from the relationship with the Funds. The Independent Trustees then compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreements to contracts of other registered investment advisers providing services to similar funds. In particular, the Independent Trustees compared each Fund’s advisory fee and expense ratio to the advisory fees and expense ratios of other investment companies considered to be in such Fund’s peer group as chosen by FUSE. The Independent Trustees reviewed such comparisons on a quarterly basis as presented by FUSE but also such comparisons on a longer-term basis that reflected the performance of both the Funds and such peer funds over such period. The Independent Trustees noted that the Adviser has entered into expense limitation agreements whereby the Adviser reimburses expenses and/or waives fees to keep the expenses through October 31, 2020 for the: (i) High Dividend Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares to 1.00%, 1.75%, 0.75%, 1.50% and 1.25%, respectively, of the average net asset value of such respective Class; (ii) International Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class; (iii) Small Cap Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class; (iv) Emerging Markets Fund’s Retail Class, Class C, Class I, of the Fund to 1.25%, 2.00%, and 1.00%, respectively, of the average net asset value of such respective Class; (v) Value Fund’s Retail Class, Class C, Class I, to 1.00%, 1.75%, and 0.75%, respectively, of the average net asset value of such respective Class; and (vi) Equity Income Fund’s Retail Class, Class C, and Class I, to 1.00%, 1.75%, and 0.75%, respectively, of the average net asset value of such respective Class.

74	www.cullenfunds.com

Cullen Funds Trust	Board Approval of Investment Advisory Agreements
June 30, 2020 (Unaudited)

The Board also received and considered information about the fee rates charged to other accounts managed by the Adviser, including institutional accounts, and whether the Adviser was required to provide comparable, or lesser services, to such other accounts. The Independent Trustees noted that, except for the High Dividend Fund, the International Fund and the Value Fund, the actual and contractual investment advisory fees of each Fund were within the range of the actual and contractual investment advisory fees charged by other funds in such Fund’s peer group and that the fees charged by all Funds were reasonable in light of the overall scope of services provided by the Adviser to the Funds.

After comparing each Fund’s fees with those of other funds in such Fund’s peer group and considering the information about the fee rates charged to other accounts managed by the Adviser, and in light of the nature, quality, and extent of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, the Independent Trustees concluded that the level of fees paid to the Adviser with respect to each Fund were fair and reasonable.

(c) The Adviser’s profitability and the extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale. The Independent Trustees discussed potential economies of scale and discussed the Adviser’s profitability, including the income it received in connection with its management of the Funds. The Independent Trustees discussed with representatives of the Adviser the costs of, and profitability to, the Adviser in connection with its serving as investment advisor to each Fund, including operational costs incurred.

(d) Investment performance of the Funds. The Independent Trustees considered the investment performance of the Funds on a quarterly basis and for the most recent fiscal year as a whole. In particular, the Independent Trustees considered the investment performance of the Funds relative to their stated objectives and the Adviser’s success in reaching such objectives. The Independent Trustees considered each Fund’s investment performance, including risk-adjusted returns, compared to the benchmark index that each Fund uses for comparison in its prospectus and shareholder reports and noted that each Fund’s performance was comparable to their respective benchmarks.

(e) Expenses. The Independent Trustees considered each Fund’s total expense ratio (both including and excluding each Fund’s fee waiver and expense limitation arrangement) compared to the total expense ratios (both including and excluding each fund’s fee waiver and expense limitation arrangement) of other funds in each Fund’s peer group. The Independent Trustees noted that each Fund’s total expense ratio (including the Fund’s fee waiver and expense limitation arrangement) was within the range of the total expense ratios of other funds in each Fund’s peer group (including the peer group’s fee waiver and expense limitation arrangements), taking into account the performance of the Funds versus such peer group over a quarterly and longer-term basis.

Conclusion. After extensive discussion, it was determined that no single factor was determinative to the decision of the Independent Trustees. Based on the foregoing and such other matters as were deemed relevant, the Independent Trustees concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided by the Adviser to the High Dividend Fund, International Fund, Small Cap Fund, Emerging Markets Fund, Value Fund, and Equity Income Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Independent Trustees also found the investment advisory fees to be reasonable in comparison to the fees charged by advisors to other comparable funds of similar size. As a result, the Independent Trustees concluded that the continuation of each Investment Advisory Agreement was in the best interests of each Fund.

Annual Report | June 30, 2020	75

INVESTMENT ADVISOR

Cullen Capital Management LLC

645 Fifth Avenue

New York, NY 10022

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1900 16th Street, Suite 1600

Denver, CO 80202

LEGAL COUNSEL

Sidley Austin LLP

One South Dearborn Street

Chicago, IL 60603

ADMINISTRATOR, ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

CUSTODIAN

Brown Brothers Harriman

50 Post Office Square

Boston, MA 02110

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc. is the Distributor for Cullen Funds.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, on behalf of the registrant.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	The registrant’s Code Of Ethics dated September 1, 2020 is filed as Exhibit 13(a)(1) to this report.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)	The audit committee financial expert is Robert G. Garry, who is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: For the registrant’s fiscal years ended June 30, 2020 and June 30, 2019, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $195,000 and $190,000, respectively.

(b)	Audit-Related Fees: For the registrant’s fiscal years ended June 30, 2020 and June 30, 2019, the aggregate fees billed for professional services rendered by the principal accountant for assurance and related services that were reasonably related to the performance of the audit of the registrant’s financial statements not otherwise included under “Audit Fees” above were $0 and $0, respectively.

(c)	Tax Fees: For the registrant’s fiscal years ended June 30, 2020 and June 30, 2019, aggregate fees of $79,430 and $77,120, respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

(d)	All Other Fees: For the registrant’s fiscal years ended June 30, 2020 and June 30, 2019, aggregate fees of $0 and $0, respectively, were billed to registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item. These services were related to International Reclaim Tax Services.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the registrant's principal auditors must be pre-approved by the registrant's audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant’s principal accountant for the fiscal years ended June 30, 2020 and June 30, 2019 were $0 and $0, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Registrant’s Code of Ethics, dated September 1, 2020.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications required by Item 13(b) of Form N-CSR are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	September 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	September 8, 2020

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Treasurer

Date:	September 8, 2020